     As filed with the Securities and Exchange Commission on March 1, 2005
                                                      Registration No. 333-51971
                                                      Registration No. 811-08017

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                      ------------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
                        Pre-Effective Amendment No.                   [ ]
                        Post-Effective Amendment No. 10               [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
                        Pre-Effective Amendment No.                   [ ]
                        Post-Effective Amendment No. 36               [X]

                          (Check appropriate box or boxes)

                      ------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                           (Exact Name of Registrant)


                  ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)
                               (Name of Depositor)


                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                      ------------------------------------

                                              Copy to:
MARK F. MUETHING, ESQ.                        JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel     Vice President
  and Secretary
Annuity Investors Life Insurance Company      Annuity Investors Life Insurance
                                                Company
P.O. Box 5423                                 P.O. Box 5423
Cincinnati, Ohio 45201-5423                   Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
                                              Kevin L. Cooney, Esq.
                                              Frost Brown Todd LLC
                                              2200 PNC Center
                                              201 East Fifth Street
                                              Cincinnati, Ohio 45202-4182

                      ------------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b) of rule 485

      [ ] on (date) pursuant to paragraph (b) of Rule 485

      [XX] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

      [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

      [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                    333-51971

                              CROSS-REFERENCE SHEET

FORM N-4 PART A ITEM NO.                             HEADING IN PROSPECTUS
------------------------                             ---------------------
1.    Cover Page                                     Cover Page

2.    Definitions                                    Definitions; Glossary of Financial Terms

3.    Synopsis                                       Overview

4.    Condensed Financial Information

      (a) Accumulation Unit Values                   Condensed Financial Information

      (b) Performance Information                    Performance Information

      (c) Financial Statements                       Financial Statements

5.    General Description of Registrant,
      Depositor and Portfolio Companies

      (a) Depositor                                  Annuity Investors Life Insurance Company (R)

      (b) Registrant                                 The Separate Account

      (c) Portfolio Company                          The Portfolios

      (d) Prospectus                                 The Portfolios

      (e) Voting                                     Voting Rights

      (f) Administrator                              Not Applicable

6.    Deductions

      (a) Deductions                                 Charges and Deductions

      (b) Sales load                                 Not Applicable

      (c) Special purchase plans                     Not Applicable

      (d) Commissions                                Great American Advisors(R), Inc.

      (e) Portfolio expenses                         Fee Table

      (f) Operating expenses                         Fee Table

7.    General Description of Variable
      Annuity Contracts

      (a) Persons with Rights                        Persons with Rights Under a Contract; Voting Rights

      (b)   (i) Allocations of Premium Payments      Purchase Payments

            (ii) Transfers                           Transfers

FORM N-4 PART A ITEM NO.                             HEADING IN PROSPECTUS
------------------------                             ---------------------
            (iii) Exchanges                          Additions, Deletions or Substitutions

      (c) Changes in contracts or operations         Additions, Deletions or Substitutions

      (d) Inquiries                                  How Do I Contact the Company?

      (e) Frequent Transfer Risks                    Transfers

8.    Annuity Period                                 Benefit Payment Period

9.    Death Benefit                                  Death Benefit

10.   Purchases and Contract Values

      (a) Purchases                                  Purchase Payments, Investment Options -
                                                     Allocations; Account Value; Glossary of
                                                     Financial Terms

      (b) Valuation                                  Account Value; Definitions; Glossary of
                                                     Financial Terms; Charges and Deductions

      (c) Daily Calculation                          Account Value; Accumulation Units;
                                                     Definitions; Glossary of Financial Terms

      (d) Underwriter                                Great American Advisors(R), Inc.

11.   Redemptions

      (a) By Owner                                   Surrender and Withdrawals

          By Annuitant                               Not Applicable

      (b) Texas Optional Retirement Program          Texas Optional Retirement Program

      (c) Check Delay                                Surrender and Withdrawals

      (d) Involuntary Redemption                     Termination

      (e) Free Look                                  Right to Cancel

12.   Taxes                                          Federal Tax Matters

13.   Legal Proceedings                              Legal Proceedings

14.   Table of Contents for Statement of
      Additional Information                         Statement of Additional Information

15.   Cover Page                                     Cover Page

16.   Table of Contents                              Table of Contents

17.   General Information and History                General Information and History

18.   Services

      (a) Fees and Expenses of Registrant            (Prospectus) Fee Table

FORM N-4 PART A ITEM NO.                             HEADING IN PROSPECTUS
------------------------                             ---------------------

      (b) Management-Contracts                       Not Applicable

      (c) Custodian                                  Not Applicable

      Independent Auditors                           Experts

      (d) Assets of Registrant                       Not Applicable

      (e) Affiliated Person                          Not Applicable

      (f) Principal Underwriter                      Not Applicable

19.   Purchase of Securities Being Offered           (Prospectus) Great American Advisors(R), Inc.

      Offering Sales Load                            Not Applicable

      Frequent Transfer Arrangements                 Not Applicable

20.   Underwriters                                   (Prospectus) Great American Advisors(R), Inc.

21.   Calculation of Performance Data

      (a) Money Market Funded Subaccounts            Money Market Subaccount Standardized Yield Calculation

      (b) Other Subaccounts                          Not Applicable

22.   Annuity Payments                               (Prospectus) Fixed Dollar Benefit; Variable
                                                     Dollar Benefit; (SAI) Benefits Units-Transfer
                                                     Formulas

23.   Financial Statements                           Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                                                              DRAFT: 12-JAN-05


                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B


                           THE COMMODORE ADVANTAGE(R)
     PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
                          PROSPECTUS DATED MAY 1, 2005


This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the "Contracts." Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

THE COMPANY WILL PAY A BONUS CREDIT OF 4% OF EACH PURCHASE PAYMENT MADE TO THE CONTRACTS. TO HELP IN RECOVERING COST ASSOCIATED WITH THIS BONUS, THE CONTRACTS INCLUDE A CONTINGENT DEFERRED SALES CHARGE ("CDSC") THAT IS SLIGHTLY HIGHER AND IS IMPOSED FOR SLIGHTLY LONGER ON EACH PURCHASE PAYMENT. THIS MEANS THAT THE BONUS MAY BE BENEFICIAL TO YOU ONLY IF YOU HOLD THE CONTRACT FOR A SUFFICIENT LENGTH OF TIME.


The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account B (the "Separate Account"). The Contracts currently offer 34 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.



AIM VARIABLE INVESTMENT FUNDS                               JANUS ASPEN SERIES
-AIM V.I. Capital Development Fund-Series I Shares          -Janus Aspen Series Balanced Portfolio-Institutional Shares
-AIM V.I. Core Stock Fund-Series I Shares                   -Janus Aspen Series Forty Portfolio-Institutional Shares
-AIM V.I. Financial Services Fund-Series I Shares           -Janus Aspen Series International Growth Portfolio-Institutional Shares
-AIM V.I. Health Sciences Fund-Series I Shares              -Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
-AIM V.I. High Yield Fund-Series I Shares                   -Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
-AIM V.I. Small Cap Equity Fund-Series I Shares
-AIM V.I. Small Company Growth Fund-Series I Shares         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                            -Oppenheimer Balanced Fund VA-Initial Series
AMERICAN CENTURY VARIABLE PORTFOLIOS INC.                   -Oppenheimer Capital Appreciation Fund VA-Initial Series
-American Century VP Large Company Value-Class I Shares     -Oppenheimer Main Street Fund VA-Initial Series
-American Century VP Mid Cap Value-Class I Shares
-American Century VP Ultra(R)-Class I Shares                PIMCO VARIABLE INSURANCE TRUST
-American Century VP Vista(SM)-Class I Shares               -PIMCO VIT Real Return Portfolio-Administrative Class
                                                            -PIMCO VIT Total Return Portfolio-Administrative Class
DREYFUS INVESTMENT PORTFOLIOS
-Dreyfus Technology Growth Portfolio-Initial Shares         SCUDDER VIT FUNDS
                                                            -Scudder VIT EAFE(R) Equity Index Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-         -Scudder VIT Small Cap Index Fund
Initial Shares
                                                            VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
DREYFUS STOCK INDEX FUND-Initial Shares                     -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
                                                            -Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
DREYFUS VARIABLE INVESTMENT FUND                            -Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Dreyfus VIF Appreciation Portfolio-Initial Shares          -Van Kampen UIF Value Portfolio-Class I
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares
-Dreyfus VIF Growth and Income Portfolio-Initial Shares
-Dreyfus VIF Money Market Portfolio

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2005, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's Web site: http://www.sec.gov. The registration number is 333-51971. The table of contents for the SAI is printed on the last page of this prospectus.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-     THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-     THE ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION

- BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-     THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS


DEFINITIONS.......................................................................................   1
OVERVIEW..........................................................................................   3
   What is the Separate Account?..................................................................   3
   What Are the Contracts?........................................................................   3
   How Do I Purchase or Cancel a Contract?........................................................   3
   Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?.............   3
   What Other Charges and Deductions Apply to the Contract?.......................................   4
   How Do I Contact the Company?..................................................................   4
EXPENSE TABLES....................................................................................   5
   Contract Owner Transaction Expenses............................................................   5
   Annual Contract Maintenance Fee................................................................   5
   Separate Account Annual Expenses...............................................................   5
   Total Annual Portfolio Operating Expenses......................................................   6
   Portfolio Annual Expenses (Before Expense Reimbursement).......................................   6
   Examples.......................................................................................   8
CONDENSED FINANCIAL INFORMATION...................................................................   9
   Financial Statements...........................................................................  13
   Performance Information........................................................................  13
      Yield Data..................................................................................  14
      Total Return Data...........................................................................  14
      Other Performance Measures..................................................................  14
THE PORTFOLIOS....................................................................................  15
   AIM Variable Insurance Funds...................................................................  15
   American Century Variable Portfolios Inc.......................................................  17
   Dreyfus Portfolios.............................................................................  18
   Janus Aspen Series.............................................................................  19
   Oppenheimer Variable Account Funds.............................................................  20
   PIMCO Variable Insurance Trust.................................................................  20
   Scudder VIT Funds..............................................................................  21
   Van Kampen-The Universal Institutional Funds, Inc..............................................  22
   Additions, Deletions, or Substitutions.........................................................  22
   Voting Rights..................................................................................  23
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).......................................................  24
THE SEPARATE ACCOUNT..............................................................................  25
GREAT AMERICAN ADVISORS(R), INC...................................................................  26
CHARGES AND DEDUCTIONS............................................................................  27
   Charges and Deductions By the Company..........................................................  27
      Contingent Deferred Sales Charge ("CDSC")...................................................  28
      Contract Maintenance Fee....................................................................  29
      Transfer Fee................................................................................  29
      Administration Charge.......................................................................  29
      Mortality and Expense Risk Charge...........................................................  30
      Premium Taxes...............................................................................  30
      Discretionary Waivers of Charges............................................................  30
   Expenses of the Portfolios.....................................................................  30
THE CONTRACTS.....................................................................................  31
   Right to Cancel................................................................................  31
   Persons With Rights Under a Contract...........................................................  31
ACCUMULATION PERIOD...............................................................................  33
   Account Statements.............................................................................  33
   Account Value..................................................................................  33
      Accumulation Units..........................................................................  33
   Successor Owner Election.......................................................................  33
   Purchase Payments..............................................................................  34
      Purchase Payment Bonus......................................................................  34

   Investment Options--Allocations................................................................  35
      Principal Guarantee Program.................................................................  35
      Renewal of Fixed Account Guarantee Options..................................................  36
   Transfers......................................................................................  36
      Automatic Transfer Programs.................................................................  36
      Telephone, Facsimile or Internet Transfers..................................................  37
      Termination of Automatic Transfer Programs..................................................  38
      Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers.........  38
   Surrender and Withdrawals......................................................................  39
      Free Withdrawal Privilege...................................................................  40
      Long-Term Care Waiver Rider.................................................................  40
      Systematic Withdrawal.......................................................................  40
   Contract Loans.................................................................................  41
   Termination....................................................................................  42
BENEFIT PAYMENT PERIOD............................................................................  42
   Annuity Benefit................................................................................  42
   Death Benefit..................................................................................  43
   Payment of Benefits............................................................................  43
   Settlement Options.............................................................................  44
   Calculation of Fixed Dollar Benefit Payments...................................................  44
   Calculation of Variable Dollar Benefit Payments................................................  44
   Commuted Values................................................................................  45
FEDERAL TAX MATTERS...............................................................................  46
   Tax Deferral on Annuities......................................................................  46
   Tax-Qualified Retirement Plans.................................................................  46
      Individual Retirement Annuities.............................................................  46
      Roth IRAs...................................................................................  47
      Tax-Sheltered Annuities.....................................................................  47
      Texas Optional Retirement Program...........................................................  47
      Texas Teachers Retirement System............................................................  47
      Pension and Profit Sharing Plans............................................................  47
      Governmental Deferred Compensation Plans....................................................  47
   Nonqualified Deferred Compensation Plans.......................................................  47
   Summary of Income Tax Rules....................................................................  48
GLOSSARY OF FINANCIAL TERMS.......................................................................  49
THE REGISTRATION STATEMENT........................................................................  50
OTHER INFORMATION AND NOTICES.....................................................................  51
   Householding - Revocation of Consent...........................................................  51
   Electronic Delivery of Required Documents......................................................  51
   Legal Proceedings..............................................................................  51
STATEMENT OF ADDITIONAL INFORMATION...............................................................  52

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT
A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

ANNUITY COMMENCEMENT DATE
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.

BENEFIT PAYMENT PERIOD
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE
The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

OWNER
For purposes of this prospectus, references to the Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.)

VALUATION DATE
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

HOW DO I PURCHASE OR CANCEL A CONTRACT?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I MAKE WITHDRAWALS OR SURRENDER A
CONTRACT?
A contingent deferred sales charge ("CDSC") may apply to amounts withdrawn surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 8% for each purchase payment. For CDSC purposes, any bonus credited to a purchase payment is generally deemed to be part of that purchase payment. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the right to cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year. The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code
Section 403(b), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-     a transfer fee for certain transfers among investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-     premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and "SAI" for the Portfolios.

HOW DO I CONTACT THE COMPANY?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800 789-6771. Please
include the Contract number and the Owner's name. You may also call the Company at 1-800-789-6771, or visit us at our web site, www.annuityinvestors.com, to request a copy.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Maximum Contingent Deferred Sales Charge (applies to purchase payments only)                        8%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee           $30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)                  $25
Loan Interest Spread*                                                                               3%

* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                                   $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average value of the Owner's interest in the Subaccounts)

                                                                     STANDARD CONTRACTS
                                                                     WITH ADMINISTRATION
                                             STANDARD CONTRACTS         CHARGE WAIVED
Mortality and Expense Risk Charge                   1.25%                   1.25%
Administration Charge                               0.15%                   0.00%
                                                    ----                    ----
Total Separate Account Annual Expenses              1.40%                   1.25%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)


            Minimum: ____%                               Maximum:  ____%


PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)


                                                                                                                TOTAL
                                                                                MANAGEMENT          OTHER       ANNUAL
PORTFOLIO                                                                          FEES           EXPENSES     EXPENSES(1)
---------                                                                       ----------        --------     -----------
AIM V.I. Capital Development Fund-Series I Shares

AIM V.I. Core Stock Fund-Series I Shares

AIM V.I. Financial Services Fund-Series I Shares

AIM V.I. Health Services Fund-Series I Shares

AIM V.I. High Yield Fund-Series I Shares

AIM V.I. Small Cap Equity Fund-Series I Shares

AIM V.I. Small Company Growth Fund-Series I Shares

American Century VP Large Company Value-Class I Shares

American Century VP Mid Cap Value-Class I Shares

American Century VP Ultra(R)-Class I Shares

American Century VP Vista(SM)-Class I Shares

Dreyfus IP Technology Growth Portfolio-Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares

Dreyfus Stock Index Fund-Initial Shares

Dreyfus VIF Appreciation Portfolio-Initial Shares

Dreyfus VIF Developing Leaders Portfolio-Initial Shares

Dreyfus VIF Growth and Income Portfolio-Initial Shares

Dreyfus VIF Money Market Portfolio

Janus Aspen Series Balanced Portfolio-Institutional Shares

Janus Aspen Series Forty Portfolio-Institutional Shares

Janus Aspen Series International Growth Portfolio-Institutional Shares

Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares

Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares

Oppenheimer Balanced Fund VA-Initial Series

Oppenheimer Capital Appreciation Fund VA-Initial Series

Oppenheimer Main Street Fund VA-Initial Series

PIMCO VIT Real Return Portfolio-Administrative Class

PIMCO VIT Total Return Portfolio-Administrative Class

Scudder VIT EAFE(R)Equity Index Fund

Scudder VIT Small Cap Index Fund

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I

Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I

Van Kampen UIF U.S. Real Estate Portfolio-Class I

Van Kampen UIF Value Portfolio-Class I



(1) Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                                                MANAGEMENT         OTHER      TOTAL ANNUAL
PORTFOLIO                                                                          FEES           EXPENSES      EXPENSES
---------                                                                       ----------        --------    ------------



(2)



(3)



(4)



(5)

EXAMPLES
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval (see the Charges and Deductions section of this prospectus for the applicable CDSC), if you surrender your Contract at the end of the applicable time period:


                     1 YEAR          3 YEARS          5 YEARS          10 YEARS
                     ------          -------          -------          --------
MAXIMUM
MINIMUM


      For all other Contracts (see the Charges and Deductions section of this prospectus for the applicable CDSC), if you surrender the Contract at the end of the applicable time period:


                     1 YEAR          3 YEARS          5 YEARS          10 YEARS
                     ------          -------          -------          --------
MAXIMUM
MINIMUM


(2)   If you annuitize your Contract at the end of the applicable time period:


                     1 YEAR          3 YEARS          5 YEARS          10 YEARS
                     ------          -------          -------          --------
MAXIMUM
MINIMUM


(3)   If you do not surrender your Contract:


                     1 YEAR          3 YEARS          5 YEARS          10 YEARS
                     ------          -------          -------          --------
MAXIMUM
MINIMUM

                         CONDENSED FINANCIAL INFORMATION


                                                                           NUMBER OF
                                                   STANDARD WITH         STANDARD WITH
                            NUMBER OF             ADMINISTRATION         ADMINISTRATION
    STANDARD                 STANDARD             CHARGES WAIVED         CHARGES WAIVED
ACCUMULATION UNIT       ACCUMULATION UNITS         ACCUMULATION        ACCUMULATION UNITS
      VALUE                 OUTSTANDING             UNIT VALUE             OUTSTANDING             YEAR
-----------------       ------------------        --------------       ------------------          ----
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES I SHARES
                                                                                                  12/31/04
AIM V.I. CORE STOCK FUND-SERIES I SHARES (formerly Core Equity Fund)
                                                                                                  12/31/04
   12.290843               1,079,564.320             10.456476             1,023.185              12/31/03
   10.165715               1,100,758.403              8.635717                 4.084              12/31/02
   12.743764               1,199,392.254             10.809699                 0.000              12/31/01
   14.196834               1,018,117.732                     -                     -              12/31/00
   13.726769                 553,696.171                     -                     -              12/31/99
   12.120155                 200,541.938                     -                     -              12/31/98
   10.659157                  33,269.983                     -                     -              12/31/97
AIM V.I. FINANCIAL SERVICES FUND-SERIES I SHARES
                                                                                                  12/31/04
   10.313195                 157,061.561             10.354097               600.821              12/31/03
    8.070175                 118,822.635              8.090189                 3.808              12/31/02
    9.616190                  71,816.401              9.625737                 0.000              12/31/01
AIM V.I. HEALTH SCIENCES FUND-SERIES I SHARES
                                                                                                  12/31/04
    9.553444                 311,542.224              9.591322                 0.000              12/31/03
    7.580976                 210,450.701              7.599777                 0.000              12/31/02
   10.175290                  59,824.959             10.185393                 0.000              12/31/01
AIM V.I. HIGH YIELD FUND-SERIES I SHARES *
                                                                                                  12/31/04
   10.095432                 859,221.923              8.956974             4,988.977              12/31/03
    8.186958                 488,086.809              7.252971                21.978              12/31/02
    8.410616                 546,183.962              7.440073                 0.000              12/31/01
   10.025816                 403,918.794                     -                     -              12/31/00
   11.510803                 221,636.210                     -                     -              12/31/99
   10.689459                  70,047.913                     -                     -              12/31/98
   10.687084                  10,260.821                     -                     -              12/31/97
AIM V.I. SMALL CAP EQUITY FUND-SERIES I SHARES
                                                                                                  12/31/04
AIM V.I. SMALL COMPANY GROWTH FUND-SERIES I SHARES
                                                                                                  12/31/04
   7.900935                  131,306.947              7.932284             3,369.123              12/31/03
   6.004149                  155,173.901              6.019053                55.942              12/31/02
   8.838420                   27,720.462              8.847207                 0.000              12/31/01
AMERICAN CENTURY VP LARGE COMPANY GROWTH-CLASS I SHARES
                                                                                                  12/31/04
AMERICAN CENTURY VP MID CAP VALUE-CLASS I SHARES
                                                                                                  12/31/04
AMERICAN CENTURY VP ULTRA(R)-CLASS I SHARES

                                                                           NUMBER OF
                                                   STANDARD WITH         STANDARD WITH
                            NUMBER OF             ADMINISTRATION         ADMINISTRATION
    STANDARD                 STANDARD             CHARGES WAIVED         CHARGES WAIVED
ACCUMULATION UNIT       ACCUMULATION UNITS         ACCUMULATION        ACCUMULATION UNITS
      VALUE                 OUTSTANDING             UNIT VALUE             OUTSTANDING             YEAR
-----------------       ------------------        --------------       ------------------          ----
                                                                                                  12/31/04
AMERICAN CENTURY VP VISTA(SM)-CLASS I SHARES
                                                                                                  12/31/04
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIOS-INITIAL SHARES
                                                                                                  12/31/04
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES
                                                                                                  12/31/04
    9.854396                 925,266.631              8.041428                 0.000              12/31/03
    7.930106                 960,232.146              6.461591                 0.000              12/31/02
   11.317226               1,066,026.751              9.207778                 0.000              12/31/01
   14.823134                 894,007.973                     -                     -              12/31/00
   16.894039                 408,482.196                     -                     -              12/31/99
   13.169143                 140,614.024                     -                     -              12/31/98
   10.320883                  26,332.500                     -                     -              12/31/97
DREYFUS STOCK INDEX FUND-INITIAL SHARES
                                                                                                  12/31/04
   11.835440               4,670,251.024              9.504688             2,960.789              12/31/03
    9.349226               4,454,143.840              7.496983               209.774              12/31/02
   12.210993               4,141,595.630              9.777260                 0.000              12/31/01
   14.100696               3,598,196.884                     -                     -              12/31/00
   15.760394               2,129,772.165                     -                     -              12/31/99
   13.250646                 779,485.606                     -                     -              12/31/98
   10.479569                  69,510.645                     -                     -              12/31/97
DREYFUS VIF APPRECIATION PORTFOLIO-INITIAL SHARES
                                                                                                  12/31/04
   12.265787                 936,025.635              9.949338            10,260.940              12/31/03
   10.264481                 821,738.414              8.313661               172.414              12/31/02
   12.497173                 717,965.716             10.107007                 0.000              12/31/01
   13.974173                 649,590.073                     -                     -              12/31/00
   14.262203                 517,772.082                     -                     -              12/31/99
   12.975443                 170,523.015                     -                     -              12/31/98
   10.103905                  18,347.666                     -                     -              12/31/97
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES
                                                                                                  12/31/04
   12.842412                 898,484.551             12.148627             5,322.133              12/31/03
    9.888294                 887,931.962              9.340276             5,837.045              12/31/02
   12.397758                 698,539.631             11.693304                 0.000              12/31/01
   13.391746                 482,890.909                     -                     -              12/31/00
   11.984035                 275,503.637                     -                     -              12/31/99
    9.867472                 171,968.905                     -                     -              12/31/98
   10.362314                  41,359.506                     -                     -              12/31/97
DREYFUS VIF GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
                                                                                                  12/31/04
   10.496627                 594,854.140              9.621119            10,166.144              12/31/03
    8.409071                 633,983.863              7.696282             8,651.943              12/31/02
   11.419341                 646,842.656             10.435877                 0.000              12/31/01
   12.299306                 572,006.660                     -                     -              12/31/00
   12.961023                 331,756.261                     -                     -              12/31/99
   11.243790                 159,409.837                     -                     -              12/31/98
   10.196538                  32,231.762                     -                     -              12/31/97

                                                                           NUMBER OF
                                                   STANDARD WITH         STANDARD WITH
                            NUMBER OF             ADMINISTRATION         ADMINISTRATION
    STANDARD                 STANDARD             CHARGES WAIVED         CHARGES WAIVED
ACCUMULATION UNIT       ACCUMULATION UNITS         ACCUMULATION        ACCUMULATION UNITS
      VALUE                 OUTSTANDING             UNIT VALUE             OUTSTANDING             YEAR
-----------------       ------------------        --------------       ------------------          ----
DREYFUS VIF MONEY MARKET PORTFOLIO
                                                                                                  12/31/04
    1.146684              11,398,828.937              1,119521               142.363              12/31/03
    1.153638              26,597,370.970              1.125015                54.380              12/31/02
    1.153108              17,775,594.379              1.123012                 0.000              12/31/01
    1.128116               7,677,545.259                     -                     -              12/31/00
    1.083700               2,638,837.162                     -                     -              12/31/99
    1.050876                 658,981.650                     -                     -              12/31/98
    1.016499                       0.000                     -                     -              12/31/97
JANUS ASPEN SERIES BALANCED PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                  12/31/04
   16.507560               3,685,075.400             13.006905            25,172.606              12/31/03
   14.676594               3,702,620.254             11.547104             9,113.219              12/31/02
   15.907374               3,578,735.833             12.496901                 0.000              12/31/01
   16.920712               3,181,464.624                     -                     -              12/31/00
   17.556100               1,571,579.505                     -                     -              12/31/99
   14.043929                 373,285.807                     -                     -              12/31/98
   10.604609                  30,519.754                     -                     -              12/31/97
JANUS ASPEN SERIES FORTY PORTFOLIO-INSTITUTIONAL SHARES (formerly Capital Appreciation Portfolio)
                                                                                                  12/31/04
    8.153727               1,483,721.928              8.210347             6,761.170              12/31/03
    6.859260               1,548,077.357              6.896673               204.741              12/31/02
    8.247987               1,650,016.481              8.280678                 0.000              12/31/01
   10.678675               1,384,637.536                     -                     -              12/31/00
   13.234548                 471,936.628                     -                     -              12/31/99
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                  12/31/04
   12.398800                 669,789.197             10.042608             9,400.966              12/31/03
    9.318679                 678,787.112              7.536654                78.508              12/31/02
   12.698027                 675,126.139             10.254541                 0.000              12/31/01
   16.774550                 620,740.857                     -                     -              12/31/00
   20.234788                 142,343.325                     -                     -              12/31/99
   11.256365                  45,382.775                     -                     -              12/31/98
    9.735841                  12,541.039                     -                     -              12/31/97
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO-INSTITUTIONAL SHARES (formerly Growth Portfolio)
                                                                                                  12/31/04
   11.455733               2,117,639.460              9.215438             5,531.696              12/31/03
    8.817912               2,338,003.425              7.082990                30.710              12/31/02
   12.166993               2,211,504.181              9.758629                 0.000              12/31/01
   16.393493               1,792,958.592                     -                     -              12/31/00
   19.453513                 643,514.256                     -                     -              12/31/99
   13.699715                 172,190.630                     -                     -              12/31/98
   10.239960                  32,737.591                     -                     -              12/31/97

                                                                           NUMBER OF
                                                   STANDARD WITH         STANDARD WITH
                            NUMBER OF             ADMINISTRATION         ADMINISTRATION
    STANDARD                 STANDARD             CHARGES WAIVED         CHARGES WAIVED
ACCUMULATION UNIT       ACCUMULATION UNITS         ACCUMULATION        ACCUMULATION UNITS
      VALUE                 OUTSTANDING             UNIT VALUE             OUTSTANDING             YEAR
-----------------       ------------------        --------------       ------------------          ----
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                  12/31/04
   11.999290               1,291,553.100              9.465056                 0.000              12/31/03
    9.005921               1,290,667.557              7.093380                 0.000              12/31/02
   12.672131               1,215,838.484              9.966204                 0.000              12/31/01
   21.224171                 993,843.327                     -                     -              12/31/00
   31.565210                 329,807.902                     -                     -              12/31/99
   14.199318                  53,896.345                     -                     -              12/31/98
   10.723950                   2,830.076                     -                     -              12/31/97
OPPENHEIMER BALANCED FUND VA-INITIAL SERIES
                                                                                                  12/31/04
OPPENHEIMER CAPITAL APPRECIATION FUND VA-INITIAL SERIES
                                                                                                  12/31/04
OPPENHEIMER MAIN STREET FUND VA-INITIAL SERIES
                                                                                                  12/31/04
PIMCO VIT REAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
                                                                                                  12/31/04
PIMCO VIT TOTAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
                                                                                                  12/31/04
SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                                                                                                  12/31/04
    7.422777                 410,290.151              7.474308                 0.000              12/31/03
    5.644081                 187,535.206              5.674858                 0.000              12/31/02
    7.299765                  98,100.403              7.328677                 0.000              12/31/01
    9.829207                  74,370.108                     -                     -              12/31/00
   11.958486                   6,821.832                     -                     -              12/31/99
SCUDDER VIT SMALL CAP INDEX FUND
                                                                                                  12/31/04
   12.525203                 434,240.830             12.612134               613.862              12/31/03
    8.673629                 165,980.862              8.720926                78.204              12/31/02
   11.074827                 153,151.939             11.118707                 0.000              12/31/01
   11.003134                  83,894.729                     -                     -              12/31/00
   11.606269                  15,259.149                     -                     -              12/31/99
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
                                                                                                  12/31/04
   13.866152               1,111,500.860             13.018146            11,072.438              12/31/03
   13.437077               1,065,387.210             12.596637             1,851.193              12/31/02
   12.694998                 713,042.852             11.883354                 0.000              12/31/01
   11.776122                 380,480.921                     -                     -              12/31/00
   10.749115                 279,193.758                     -                     -              12/31/99
   11.079965                  46,348.096                     -                     -              12/31/98
   10.412276                       4.653                     -                     -              12/31/97

                                                                           NUMBER OF
                                                   STANDARD WITH         STANDARD WITH
                            NUMBER OF             ADMINISTRATION         ADMINISTRATION
    STANDARD                 STANDARD             CHARGES WAIVED         CHARGES WAIVED
ACCUMULATION UNIT       ACCUMULATION UNITS         ACCUMULATION        ACCUMULATION UNITS
      VALUE                 OUTSTANDING             UNIT VALUE             OUTSTANDING             YEAR
-----------------       ------------------        --------------       ------------------          ----
VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I
                                                                                                  12/31/04
   15.551851                 417,352.873             12.813994               882.716              12/31/03
   11.143745                 383,714.571              9.168344                52.729              12/31/02
   15.699340                 335,452.774             12.897226                 0.000              12/31/01
   16.438193                 253,713.630                     -                     -              12/31/00
   15.049488                 183,388.647                     -                     -              12/31/99
   12.705082                 111,076.120                     -                     -              12/31/98
   11.113227                  16,674.966                     -                     -              12/31/97
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
                                                                                                  12/31/04
   17.374679                 549,927.036             16.572889               944.337              12/31/03
   12.811814                 469,712.672             12.202516               116.127              12/31/02
   13.094325                 269,466.499             12.453115                 0.000              12/31/01
   12.088940                 147,402.642                     -                     -              12/31/00
    9.482378                  86,941.426                     -                     -              12/31/99
    9.758808                  43,786.457                     -                     -              12/31/98
   11.101269                   7,200.060                     -                     -              12/31/97
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
                                                                                                  12/31/04
   12.030718                 620,028.974             11.462170                 0.000              12/31/03
    9.098209                 526,832.864              8.655429                 0.000              12/31/02
   11.851536                 401,628.667             11.258029                 0.000              12/31/01
   11.751659                 132,621.948                     -                     -              12/31/00
    9.536137                  78,330.649                     -                     -              12/31/99
    9.848411                  34,212.111                     -                     -              12/31/98
   10.204064                   9,944.401                     -                     -              12/31/97



The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the AIM V.I. Health Sciences Fund, AIM V.I. Financial Services Fund, and AIM V.I. Small Company Growth Fund or as of November 1, 2004, (the effective date of the Subaccounts) for AIM V.I. Capital Development Fund, AIM V.I. Small Cap Equity Fund, Dreyfus Technology Growth Portfolio, the four American Century Variable Portfolios, the three Oppenheimer Variable Account Funds and the two PIMCO Variable Insurance Funds. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.


FINANCIAL STATEMENTS
The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA
The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA
The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The CDSC reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-     illustrate investment returns by graphs, charts or otherwise.

                                 THE PORTFOLIOS

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

PORTFOLIO / ADVISOR                INVESTMENT OBJECTIVE


AIM VARIABLE INSURANCE FUNDS



AIM V.I. CAPITAL DEVELOPMENT       The Fund's investment objective is long-term
FUND - SERIES I SHARES             growth of capital. The Fund seeks to meet
                                   its objective by investing primarily in
Advisor - A I M Advisors, Inc.     securities, including common stocks,
                                   convertible securities and bonds, of small- and medium-sized companies. The Fund may also invest up . to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.



AIM V.I. CORE STOCK FUND -         The Fund seeks to provide high total return
SERIES I SHARES (formerly          through both growth and current income. The
Core Equity Fund)                  Fund normally invests at least 80% of its net
Advisor - A I M Advisors, Inc.     assets in common and preferred stocks of
                                   companies with a history of paying regular
Subadvisor:  INVESCO               dividends and debt securities. Debt
Institutional (N.A.), Inc.         securities include corporate obligations and
                                   obligations of the U.S. government and
                                   government agencies. The remaining assets of the Fund are allocated to other investments at the adviser's discretion, based upon current business, economic, and market conditions.



AIM V.I. FINANCIAL SERVICES FUND   The Fund seeks capital growth. The Fund
- SERIES I SHARES                  normally invests at least 80% of its net
                                   assets in the equity securities and
Advisor - A I M Advisors, Inc.     equity-related instruments of companies
                                   involved in the financial services sector.
Subadvisor: INVESCO                These companies include, but are not limited
Institutional (N.A.), Inc.         to, banks (regional and money-centers),
                                   insurance companies (life, property and
                                   casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. The investment advisor seeks companies, which it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive.

PORTFOLIO / ADVISOR                INVESTMENT OBJECTIVE


AIM V.I. HEALTH SCIENCES           The Fund seeks capital growth. The Fund
FUND - SERIES I SHARES             normally invests at least 80% of its net
                                   assets in the equity securities and
Advisor - A I M Advisors, Inc.     equity-related instruments of companies that
                                   develop, produce or distribute products or
Subadvisor:  INVESCO               services related to health care. These
Institutional (N.A.), Inc.         companies include, but are not limited to,
                                   medical equipment or supplies,
                                   pharmaceuticals, biotechnology and healthcare providers and service companies. The investment advisor attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.



AIM V.I. HIGH YIELD FUND -         AIM V.I. High Yield seeks a high level of
SERIES I SHARES                    current income by normally investing at least
                                   80% of its net assets, plus the amount of any
Advisor - A I M Advisors, Inc.     borrowings for investment purposes, in
                                   non-investment grade debt securities, i.e.,
                                   "junk bonds." The fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The advisor focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital for the security.



AIM V.I. SMALL CAP EQUITY FUND -   The Fund seeks to meet its objective by
SERIES I SHARES                    investing, normally, at least 80% of its
                                   assets in equity securities, including
Advisor -  A I M Advisors, Inc.    convertible securities, of
                                   small-capitalization companies. In complying with this 80% investment requirement, the Fund's investments may include warrants, futures, options, exchange-traded funds and
                                   American Depositary Receipts. The Fund
                                   considers a company to be a
                                   small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell
                                   2000R Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
                                   The Russell 2000--Registered Trademark--
                                   Index is a widely recognized, unmanaged index of commons stocks that measures the performance of the 2,000 smallest companies in the Russell 3000R Index, which measures the performance of the 3,000 largest U.S.
                                   companies based on total market
                                   capitalization. Under normal conditions, the top 10 holdings may comprise up to 25% of its total assets in foreign securities.



AIM V.I. SMALL COMPANY GROWTH      INVESCO VIF-Small Company Growth Fund seeks
FUND - SERIES I SHARES             long-term capital growth. The Fund normally
                                   invests at least 80% of its net assets in
Advisor - A I M Advisors, Inc.     small capitalization companies. The Fund
                                   considers a company to be a small
Subadvisor:  INVESCO               capitalization company if it has a market
Institutional (N.A.), Inc.         capitalization, at the time of purchase, no
                                   larger than the largest capitalized company included in the Russell 2000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.. The fund focuses on companies with accelerating earnings growth attributable to rapid sales growth and new products or services.

PORTFOLIO / ADVISOR                INVESTMENT OBJECTIVE


AMERICAN CENTURY VARIABLE PORTFOLIOS INC.



AMERICAN CENTURY VP LARGE          The Fund seeks long-term capital growth. In
COMPANY VALUE-CLASS I SHARES       selecting stocks for the Fund, its managers
                                   look for companies whose stock price may not
Advisor - American Century         reflect the companies' value. The managers
Asset Management, Inc.             attempt to purchase the stocks of these
                                   undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000(R)
                                   Index.



AMERICAN CENTURY VP MID            The Fund seeks long-term capital growth. Its
CAPVALUE-CLASS I SHARES            managers look for stocks of companies that
                                   they believe are undervalued at the time of
Advisor - American Century         purchase. The managers use a value investment
Asset Management, Inc.             strategy that looks for companies that are
                                   temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.
                                   The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000(R) Index, excluding the largest
                                   100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap(R) Index.



AMERICAN CENTURY VP                The Fund seeks long-term growth. Its managers
ULTRA(R)-CLASS I SHARES            look for stocks of large companies they
                                   believe will increase in value over time
Advisor - American Century         using a growth investment strategy developed
 Asset Management, Inc.            by American Century. This strategy looks for
                                   companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.
                                   This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.



AMERICAN CENTURY VP                The Fund seeks long-term capital growth. Its
VISTA(SM)-CLASS I SHARES           managers look for stocks of medium-sized and
                                   smaller companies they believe will increase
Advisor - American Century         in value over time, using a growth investment
 Asset Management, Inc.            strategy developed by American Century. This
                                   strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

         PORTFOLIO/ADVISOR                                          INVESTMENT OBJECTIVE
----------------------------------------   ----------------------------------------------------------------------------
DREYFUS PORTFOLIOS

DREYFUS INVESTMENT PORTFOLIOS-DREYFUS      The portfolio seeks capital appreciation.  To pursue this goal, the
TECHNOLOGY GROWTH PORTFOLIO-INITIAL        portfolio normally invests at least 80% of its assets in the stocks of
SHARES                                     growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.
Advisor - The Dreyfus Corporation

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH    The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital
FUND, INC.-INITIAL SHARES                  growth with current income as a secondary goal.  To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of
Advisor - The Dreyfus Corporation          companies that Dreyfus believes meet traditional investment standards and
Sub-Advisor - NCM Capital Management       conduct their business in a manner that contributes to the enhancement of
Group, Inc.                                the quality of life in America.

DREYFUS STOCK INDEX FUND-INITIAL SHARES    The Dreyfus Stock Index Fund seeks to match the total return of the Standard
                                           & Poor's 500 Composite Stock Price Index.  To pursue this goal, the Fund
Advisor - The Dreyfus Corporation          generally invests in all 500 stocks in the S&P 500(R) in proportion to their
Index Manager - Mellon Equity Associates   weighting in the index.  The Fund is not sponsored, endorsed, sold or
(an affiliate of Dreyfus)                  promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

DREYFUS VARIABLE INVESTMENT FUND           The VIF Appreciation Portfolio seeks to provide long-term capital growth
("VIF") APPRECIATION PORTFOLIO-INITIAL     consistent with the preservation of capital.  Its secondary goal is current
SHARES                                     income.  To pursue these goals, the portfolio invests at least 80% of its assets in common stocks.  The portfolio focuses on "blue chip" companies
Advisor - The Dreyfus Corporation          with total market values of more than $5 billion at the time of purchase.
Sub-Advisor - Fayez Sarofim & Co.

DREYFUS VARIABLE INVESTMENT FUND           The Portfolio seeks capital growth.  To pursue this goal, the portfolio
("VIF") DEVELOPING LEADERS                 normally invests at least 80% of its assets in the stocks of companies
PORTFOLIO-INITIAL SHARES                   Dreyfus believes to be characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth.
                                           Based on current market conditions, the portfolio primarily invests in
Advisor - The Dreyfus Corporation          market capitalizations of less than $2 billion at the time of purchase.

DREYFUS VARIABLE INVESTMENT FUND           The VIF Growth and Income Portfolio seeks long-term capital growth, current
("VIF") GROWTH AND INCOME                  income and growth of income, consistent with reasonable investment risk. To
PORTFOLIO-INITIAL SHARES                   pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.
Advisor - The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND           The VIF Money Market Portfolio seeks to provide as high a level of current
("VIF") MONEY MARKET PORTFOLIO             income as is consistent with the preservation of capital and the maintenance of liquidity.  This Portfolio invests in a diversified portfolio of high
Advisor - The Dreyfus Corporation          quality short-term debt securities.  An investment in the Money Market
                                           Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

         PORTFOLIO/ADVISOR                                          INVESTMENT OBJECTIVE
----------------------------------------   ----------------------------------------------------------------------------

JANUS ASPEN SERIES

JANUS ASPEN SERIES BALANCED                This diversified portfolio seeks long-term capital growth, consistent with
PORTFOLIO-INSTITUTIONAL SHARES             preservation of capital and balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for
Advisor - Janus Capital Management LLC     their growth potential and 40-60% of its assets in securities selected primarily for their income potential.  The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

JANUS ASPEN SERIES FORTY                   This non-diversified portfolio seeks long-term growth of capital by
PORTFOLIO-INSTITUTIONAL SHARES             investing primarily in common stocks selected for their growth potential.
(formerly Capital Appreciation Portfolio)  The Portfolio may invest in companies of any size, from larger,
Advisor - Janus Capital Management LLC     well-established companies to smaller, emerging growth companies.

JANUS ASPEN SERIES INTERNATIONAL GROWTH    This diversified portfolio seeks long-term growth of capital by investing,
PORTFOLIO-INSTITUTIONAL SHARES             under normal circumstances, at least 80% of its net assets in securities from at least five different countries, excluding the United States.
Advisor - Janus Capital Management LLC     International investing may present special risks, including currency fluctuations and social and political developments.

JANUS ASPEN SERIES LARGE CAP GROWTH        This diversified portfolio seeks long-term growth of capital in a manner
PORTFOLIO-INSTITUTIONAL SHARES             consistent with the preservation of capital by investing primarily in common
(formerly Growth Portfolio)                stocks selected for their growth potential.  Although the Portfolio can
Advisor - Janus Capital Management LLC     invest in companies of any size, it generally invests in larger, more established companies.

JANUS ASPEN SERIES MID CAP GROWTH          This diversified portfolio seeks long-term growth of capital by investing
PORTFOLIO-INSTITUTIONAL SHARES             primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in medium-sized companies.
Advisor - Janus Capital Management LLC

         PORTFOLIO/ADVISOR                                          INVESTMENT OBJECTIVE
----------------------------------------   ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER BALANCED FUND VA-INITIAL       The Fund seeks a high total investment return, which includes current income
SERIES                                     and capital appreciation in the value of its shares.
Advisor - OppenheimerFunds, Inc.

OPPENHEIMER CAPITAL APPRECIATION           The Fund seeks capital appreciation by investing in securities of
FUND VA-INITIAL SERIES                     well-known, established companies.

Advisor - OppenheimerFunds, Inc.

OPPENHEIMER MAIN STREET FUND VA-           The Fund seeks high total return (which includes growth in the value of its
INITIAL SERIES                             shares as well as current income) from equity and debt securities.
Advisor - OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT REAL RETURN                      The Portfolio seeks maximum real return consistent with preservation of real
PORTFOLIO-ADMINISTRATIVE CLASS             capital and prudent investment management.  The Portfolio invests under normal circumstances at least 65% of its assets in inflation-indexed bonds of
Advisor - Pacific Investment Management    varying maturities issued by the U. S. and non-U. S. governments, their
Company LLC                                agencies or government-sponsored enterprises and corporations.

PIMCO VIT TOTAL RETURN                     The Portfolio seeks maximum total return consistent with preservation of
PORTFOLIO-ADMINISTRATIVE CLASS             capital and prudent investment management.  The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of
Advisor - Pacific Investment Management    Fixed Income Instruments of varying maturities.  The Fund's average portfolio
Company LLC                                duration normally varies within a three- to six-year time frame, based on the
                                           Advisor's forecast for interest rates.

         PORTFOLIO/ADVISOR                                          INVESTMENT OBJECTIVE
----------------------------------------   ----------------------------------------------------------------------------
SCUDDER VIT FUNDS

SCUDDER VIT EAFE(R) EQUITY                 Investments in securities of foreign issuers present greater risks including
INDEX (1)                                  currency fluctuations and changes in political/economic conditions.  Foreign securities markets generally exhibit greater price volatility and are less
Advisor - Deutsche Asset                   liquid than the US markets.  Derivatives may be more volatile and less
Management, Inc.                           liquid than traditional securities and the Fund could suffer losses on its derivative positions.  There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance.

                                           The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
                                           International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE(R) Index Fund's investment advisor.

SCUDDER VIT SMALL CAP INDEX(1)             Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons such as
Advisor - Deutsche Asset                   steeper price fluctuations, narrower markets, limited financial resources,
Management, Inc.                           and less liquid stock.  Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.  There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                           "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.


(1) Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

         PORTFOLIO/ADVISOR                                          INVESTMENT OBJECTIVE
----------------------------------------   ----------------------------------------------------------------------------
VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.

VAN KAMPEN UIF CORE PLUS FIXED INCOME      The investment objective of the Core Plus Fixed Income Portfolio is to seek
PORTFOLIO-CLASS I                          above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Adviser - Van Kampen(2)                    The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.  The
                                           Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

VAN KAMPEN UIF U.S. MID CAP VALUE          The investment objective of the Mid Cap Value Portfolio is to seek
PORTFOLIO-CLASS I                          above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities.  The Portfolio invests primarily in common stocks of companies traded on a U.S. securities
Adviser - Van Kampen(2)                    exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency.

VAN KAMPEN UIF U.S. REAL ESTATE            The investment objective of the U.S. Real Estate Portfolio is to seek
PORTFOLIO-CLASS I                          above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate
Adviser - Van Kampen(2)                    industry, including real estate investment trusts (REITs).

VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I     The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing
Adviser - Van Kampen(2)                    primarily in common stocks and other equity securities.  The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.


(2) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                        GREAT AMERICAN ADVISORS(R), INC.

Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications or order tickets for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as indicated below, the Company will never charge more to a Contract than the fees and charges described, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

    Purpose of Charge         Offset expenses incurred by the Company
                              in the sale of the Contracts, including
                              commissions paid and costs of sales literature.

    Amount of Charge          Up to 8% of each purchase payment
                              withdrawn from the Contract depending on number of years elapsed since receipt of the purchase payment.

For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval:

Number of full years elapsed
between date of receipt of          0         1        2        3         4        5        6        7      8 or
purchase payment and date                                                                                   more
request for withdrawal or
surrender received

CDSC as a percentage of
purchase payment withdrawn or       8%        8%       7%       6%        5%       4%       3%       2%        0%
surrendered

For all other Contracts:

Number of full years elapsed
between date of receipt of          0         1        2        3         4        5        6        7      8 or
purchase payment and date                                                                                   more
request for withdrawal or
surrender received

CDSC as a percentage of
purchase payment withdrawn or       8%        8%       8%       7%        6%       5%       4%       2%        0%
surrendered

When Assessed                  On surrenders or withdrawals of purchase
                               payments during Accumulation Period.

Assessed Against What          Purchase payments only, not earnings. See
                               the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers                        -  Free withdrawal privilege.  See the
                                  Surrender and Withdrawals section of
                                  this prospectus for information.

                               -  In the Company's discretion where the
                                  Company incurs reduced sales and
                                  servicing expenses.

                               - Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

                               -  If the Contract is issued with a tax-
                                  sheltered annuity endorsement (and
                                  without an employer plan endorsement):
                                  (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or
                                  (ii) after Contract has been in force ten years or more.

                               -  Long-term care waiver rider. See the
                                  Surrender and Withdrawals section of
                                  this prospectus for information.

                               -  If the Social Security Administration
                                  determines after the Contract is issued
                                  that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                               -  Successor Owner election. See the Account
                                  Value section of this prospectus for
                                  information.

                               -  Where required to satisfy state law or
                                  required for participation in certain
                                  retirement plans.

CONTRACT MAINTENANCE FEE

   Purpose of Charge               Offset expenses incurred in issuing
                                   the Contracts and in maintaining the
                                   Contracts and the Separate Account.

   Amount of Charge                $30.00 per year.

   When Assessed                   During the Accumulation Period, the
                                   charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment
                                   Period, a portion of the charge is deducted from each variable dollar benefit payment.

   Assessed Against What           Amounts invested in the
                                   Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

   Waivers                         -  During the Accumulation Period if the
                                      Account Value is at least $40,000 on
                                      the date the charge is due (individual
                                      contracts only).

                                   - During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

                                   -  In the Company's discretion where the
                                      Company incurs reduced sales and
                                      servicing expenses.

                                   -  During the Benefit Payment Period where
                                      required to satisfy state law.

TRANSFER FEE

   Purpose of Charge               Offset cost incurred in administering the
                                   Contracts.

   Amount of Charge                $25 for each transfer in excess of
                                   12 in any contract year. The Company reserves the right to change the amount of this charge at any time.

   When Assessed                   During the Accumulation Period.

   Assessed Against What           Deducted from amount transferred.

   Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

   Purpose of Charge               Offset expenses incurred in administering
                                   the Contracts and the Separate Account.

   Amount of Charge                Daily charge equal to 0.000411% of
                                   the daily Net Asset Value for each
                                   Subaccount, which corresponds to an annual effective rate of 0.15%.

   When Assessed                   During the Accumulation Period and
                                   during the Benefit Payment Period if a
                                   variable dollar benefit is elected.

   Assessed Against What           Amounts invested in the Subaccounts. Not
                                   assessed against the Fixed Account options.

   Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

   Purpose of Charge               Compensation for bearing certain mortality
                                   and expense risks under the Contract.
                                   Mortality risks arise from the Company's obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                   Contracts and the Separate Account will
                                   exceed the amount recovered through the
                                   contract maintenance fees, transfer fees and administration charges.

   Amount of Charge                Daily charge equal to 0.003446% of
                                   the daily Net Asset Value for each
                                   Subaccount, which corresponds to an
                                   effective annual rate of 1.25%.

   When Assessed                   During the Accumulation Period, and
                                   during the Benefit Payment Period if a
                                   variable dollar benefit is elected.

   Assessed Against What           Amounts invested in the Subaccounts.
                                   Not assessed against the Fixed Account
                                   options.

   Waivers                         None.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

RIGHT TO CANCEL

The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the purchase payment(s), as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of

Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the Owner's interest in the Fixed Account options as of that time; and
(2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

    -   transfer from a Subaccount

    -   surrender or withdrawal from the Subaccounts

    -   payment of a death benefit

    -   application of the amounts in the Subaccounts to a settlement option

    -   deduction of the contract maintenance fee

    -   deduction of any transfer fee

SUCCESSOR OWNER ELECTION

If the Contract is issued after May 1, 2004, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                              TAX-QUALIFIED                NON-TAX-QUALIFIED
                                              -------------------          -------------------
MINIMUM INITIAL PURCHASE PAYMENT              $2,000*                      $10,000

MINIMUM MONTHLY PAYMENTS UNDER
PERIODIC PAYMENT PROGRAM                      $50                          $100

MINIMUM ADDITIONAL PAYMENTS                   $50                          $50

MAXIMUM SINGLE PURCHASE PAYMENT               $500,000 or Company          $500,000 or Company
                                              approval                     approval

*Group contracts are designed and intended for groups with an average initial certificate amount of at least $5,000.

The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payment to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

PURCHASE PAYMENT BONUS

A bonus in the amount of 4% of each purchase payment will be credited to the Account Value. The bonus will be deemed to be a purchase payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of purchase payment allocations. Any bonus credited to a purchase payment is also deemed to be part of that purchase payment for CDSC purposes. This means if the bonus is returned to the Owner on a surrender or withdrawal following the first Contract year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the Right to Cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year.

The bonus will not be returned to the Owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first Contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the Owner will bear the risk of investment gains or losses on the amount of the bonus that was allocated to Subaccounts.

The bonus is funded from the Company's General Account, and the Company guarantees that the bonus will never be less than 4%. The CDSC for the Contract is slightly higher and longer than for the other variable annuity contracts issued by the Company through Annuity Investors(R) Variable Account B. The Company expects to partially recover the expenses associated with providing the bonus under the Contract from this additional CDSC. The standard mortality and expense risk charge for the Contract is the same as for other variable annuity standard contracts issued by the Company through Annuity Investors(R) Variable Account B. It does not include any additional charge for the bonus feature.

In certain circumstances, due to the generally higher surrender charge and longer surrender period for a contract with a bonus, an annuity contract without a bonus may provide greater value on surrender or withdrawal. In addition, if you surrender or withdrawal your contract during the first Contract Year, we will recapture the entire amount of the bonus even if your Contract has declined in value to an amount less than your Purchase Payments. As with any variable annuity that includes a contingent deferred sales charge, you should carefully consider your need to access your Account Value during the CDSC period, and the extent to which the free withdrawal privilege available under the Contract may be sufficient.

INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

           Fixed Accumulation Account Option

           One-Year Guaranteed Interest Rate Option

           Three-Year Guaranteed Interest Rate Option

           Five-Year Guaranteed Interest Rate Option

           Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

                                                            TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                            ----------------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                        $10

MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT            $10

MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE PERIOD        $2,000
OPTION                                                      No amounts may be allocated to a guarantee period option
                                                            which would extend beyond the Annuity Commencement Date.

ALLOCATIONS TO EITHER FIVE-YEAR GUARANTEED INTEREST RATE    For Contracts issued after May 1, 2004 for states where
OPTION OR SEVEN-YEAR GUARANTEED INTEREST RATE OPTION        the Company has received regulatory approval, amounts may
                                                            be allocated to the Five-Year Guaranteed Interest Rate
                                                            Option and the Seven-Year Guaranteed Interest Rate Option
                                                            only during the first contract year.

ALLOCATION DURING RIGHT TO CANCEL PERIOD                    No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to
                                                            the money market Subaccount or to the Fixed Accumulation
                                                            Account option during the right to cancel period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on the amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

The Company may, in its sole discretion, restrict or prohibit allocation to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first contract year.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. When the amount matures, the Owner may elect in writing to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers are:

                                                       TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                       ---------------------------------------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                   $500 or balance of Subaccount, if less

MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION             $500 or balance of Fixed Account option, if less

MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE PERIOD     $2,000
OPTION                                                 No amounts may be transferred to a guarantee period option, which would extend beyond the Annuity Commencement Date.

MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER       During any contract year, 20% of the Fixed Account option's
THAN FIXED ACCOUNT GUARANTEE PERIOD OPTION WHICH IS    value as of the most recent contract anniversary.
MATURING

TRANSFERS TO EITHER FIVE-YEAR GUARANTEED INTEREST      For Contracts issued after May 1, 2004 for states where the
RATE OPTION OR SEVEN-YEAR GUARANTEED INTEREST RATE     Company has received regulatory approval, amounts may be
OPTION                                                 transferred to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

TRANSFERS FROM FIXED ACCOUNT OPTIONS                   -    May not be made prior to first contract anniversary.

                                                       -    Amounts transferred from Fixed Account options to
                                                            Subaccounts may not be transferred back to Fixed Account
                                                            options for a period of 6 months from the date of the
                                                            original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                    MINIMUM ACCOUNT
           SERVICE                      DESCRIPTION                  REQUIREMENTS               LIMITATIONS/NOTES
-----------------------------   ---------------------------   --------------------------   ---------------------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000.               transfers may not be made
switching between investments   to any other Subaccount(s),                                to any of the Fixed Account
available under the             or from the Fixed             Minimum transfer per month   options.  The dollar cost
Contract.  Dollar cost          Accumulation Account option   is $500.  When balance of    averaging transfers will
averaging requires regular      (where available) to any      source of funds falls        take place on the last
investments regardless of       Subaccount(s), on a monthly   below $500, entire balance   Valuation Date of each
fluctuating price levels and    or quarterly basis.           will be allocated            calendar month or quarter
does not guarantee profits or                                 according to dollar cost     as requested by the Owner.
prevent losses in a declining                                 averaging instructions.
market.  You should consider
your financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.

PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts between the           $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                (where available) to                                       not be available if the
                                maintain the percentage                                    dollar cost averaging
                                allocations selected by the                                program or an interest
                                Owner.                                                     sweep from the Fixed
                                                                                           Accumulation Account
                                                                                           option is being
                                                                                           utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                income from any Fixed         Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter.  Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven-Year Guaranteed
                                                              Fixed Account option's       Interest Rate Option if the
                                                              value per year.  Amounts     Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.


RESTRICTIONS ON TRANSFERS; DISRUPTIVE TRADING, MARKET TIMING AND FREQUENT TRANSFERS



Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as "market-timing" or "short-term trading"). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:

     - the dilution of Accumulation Unit Values or Portfolio net asset values;
     - Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
     - increased administrative costs due to frequent purchases and redemptions.

To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.

U.S. MAIL RESTRICTIONS
The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transactions reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.

As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

TRADING BEHAVIOR              THE COMPANY'S RESPONSE
----------------              ----------------------
6 or more transfer events     The Company will mail a letter to the Contract Owner notifying them that:
in one Contract year            (1) they have been identified as engaging in harmful trading practices; and
quarter                         (2) if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-
                                    class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events  The Company will automatically limit the Contract Owner to submitting
in one Contract year          transfer requests via regular first-class U.S. mail.

On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the "Other Restrictions" provision below.

MANAGERS OF MULTIPLE CONTRACTS
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfer requests via regular first-class U.S. Mail.

OTHER RESTRICTIONS
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:

     - the dollar amount involved in the transfer event
     - the total assets of the Portfolio involved in the transfer event;
     - the number of transfer events completed in the current Contract year quarter; or
     - whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.


SURRENDER AND WITHDRAWALS

An Owner may surrender a Contract either in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on surrender or withdrawal. If bonus amounts credited to a purchase payment are returned to the Owner on a withdrawal or surrender following the first year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the free look period. CDSC is also not imposed with respect to any bonus amounts upon withdrawal or surrender during the first Contract year. The restrictions and charges on withdrawals and surrenders are:

                                                             TAX-QUALIFIED                   NON-TAX-QUALIFIED
                                                        -----------------------------   ------------------------------
MINIMUM AMOUNT OF WITHDRAWAL                            $500

MINIMUM REMAINING SURRENDER VALUE AFTER WITHDRAWAL      $500

AMOUNT AVAILABLE FOR SURRENDER OR WITHDRAWAL (valued    Surrender Value, subject to     Surrender Value, subject to
as of end of Valuation Period in which request for      tax law or employer plan        employer plan restrictions on
surrender or withdrawal is received by the Company)     restrictions on withdrawals     withdrawals or surrender
                                                        or surrender

TAX PENALTY FOR EARLY WITHDRAWAl                        When applicable, 10% of
                                                        amount distributed before
                                                        age 59-1/2 (25% for certain
                                                        SIMPLE IRAs)

CONTRACT MAINTENANCE FEE ON SURRENDER                   $30 (no CDSC applies to fee)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")               Up to 8% of purchase payments

ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC (order may     First from accumulated
be different for tax purposes)                          earnings (no CDSC applies)
                                                        and then from purchase
                                                        payments on "first-in, first
                                                        -out" basis (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered or withdrawn amount may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on full or partial surrender or withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of:
(a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Annuity Commencement Date.

Annuity Benefit payments will be made to the Annuitant as Payee. In lieu of that, you may elect by Written Request to have Annuity Benefit payments made to you as Payee. Any Annuity Benefit amounts remaining payable on the death of the Payee will be paid to the contingent Payee designated by you by Written Request. We may reject the naming of a non-natural contingent Payee.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately proceeding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

DEATH BENEFIT AMOUNT

The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the "2003 Death Benefit Endorsement"). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

DEATH BENEFIT AMOUNT (VERSION 1)

This Version 1 of the Death Benefit Amount applies to:


      1) all Group and Individual Contracts issued in any state after May 1, 2004 (except for Individual Contracts issued in Minnesota until the 2003 Death Benefit Endorsement is approved in that state); and


      2) all Group and Individual Contracts issued prior to May 1, 2004 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greater of:

      1) the Account Value on the Death Benefit Valuation Date; or

      2) the Minimum Death Benefit;

The Minimum Death Benefit is equal to the total purchase payments, including the bonus(es) thereon, reduced proportionally for withdrawals. This reduction will include any charges or adjustments applicable to such withdrawals, and will be made on the date of the withdrawal. This means that the Minimum Death Benefit will be reduced on that date in the same proportion that the Account Value is reduced by the withdrawal.

The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner's total Account Value immediately before the Death Benefit Valuation Date.

DEATH BENEFIT AMOUNT (VERSION 2)

This Version 2 of the Death Benefit Amount applies to all Group and Individual Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The death benefit will be an amount equal to the larger of the following two amounts:

      1)    The Account Value on the Death Benefit Valuation Date; or

      2) The total purchase payment(s), including the bonus(es) thereon, less any partial withdrawals and any CDSC that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

For all Contracts an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made; the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, Semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than the rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of

Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

COMMUTED VALUES

After receiving benefits under a Contract for at least 5 years, a Beneficiary may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement options elected.

Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth
IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59-1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59-1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70-1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70-1/2, the employee's retirement or other termination from employment.

TEXAS TEACHERS RETIREMENT SYSTEM

The Texas Teachers Retirement System ("TRS") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract Owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract Owners for an extra charge may not be available to TRS Contract Owners due to these limitations.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may do so in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts:

                       TAX-QUALIFIED PLANS
                       NONQUALIFIED DEFERRED COMPENSATION PLANS         BASIC NON-TAX-QUALIFIED CONTRACTS
PLAN TYPES             - IRC section 401 (Pension and Profit Sharing)   -      IRC section 72 only

                       - IRC section 403(b) (Tax-Sheltered Annuities)

                       - IRC section 408 (IRA, SEP, SIMPLE IRA)

                       - IRC section 408A (Roth IRA)

                       - IRC section 457

                       - Nonqualified Deferred Compensation

WHO MAY PURCHASE A     Natural person, employer, or employer plan.      Anyone.  Non-natural person may purchase but
CONTRACT               Nonqualified deferred compensation plans will    will generally lose tax-deferred status.
                       generally lose tax-deferred status of Contract
                       itself.

TAXATION OF            If there is an after-tax "investment in the      Account Value in excess of "investment in the
SURRENDERS             contract," a pro rata portion of the amount      contract" is included in taxable income.
                       surrendered is taxable income based on the       Generally, the "investment in the contract"
                       ratio of "investment in the contract" to         will equal the sum of all purchase payments
                       Account Value.  Usually, 100% of distributions   less prior non-taxable withdrawals.
                       from a qualified plan must be included in        Surrenders are deemed to come from earnings
                       taxable income because there were no after-tax   first, and "investments in the contract"
                       contributions and therefore no "investment in    last.
                       the contract."  Qualified distributions from
                       section 408A Roth IRA may be completely tax
                       free.                                            For a Contract purchased as part of an IRC
                                                                        Section 1035 exchange which includes
                       Surrenders prior to age 59-1/2 may be subject    contributions made before August 14, 1982
                       to 10% tax penalty  (25% for a SIMPLE IRA        ("pre-TEFRA contributions") partial
                       within the first two years of participation).    withdrawals are not taxable until the
                                                                        pre-TEFRA contributions have been returned.
                       Surrenders from tax-qualified Contracts may be
                       restricted to meet requirements of the           The taxable portion of any surrender prior to
                       Internal Revenue Code or the terms of a          age 59-1/2 may be subject to a 10% tax
                       retirement plan.                                 penalty.

TAXATION OF BENEFIT    For fixed dollar benefit payments, a
PAYMENTS (ANNUITY      percentage of each payment is tax free equal
BENEFIT PAYMENTS OR    to the ratio of after-tax "investment in the
DEATH BENEFIT          contract" (if any) to the total expected
PAYMENTS)              payments, and the balance is included in
                       taxable income. For variable dollar benefit
                       payments, a specific dollar amount of each
                       payment is tax free, as predetermined by a pro
                       rata formula, rather than a percentage of each
                       payment. In either case, once the after-tax
                       "investment in the contract" has been
                       recovered, the full amount of each benefit
                       payment is included in taxable income.
                       Qualified distributions from a Section 408A
                       Roth IRA made five years or more after the
                       first Roth IRA contribution may be completely
                       tax free. The taxable portion of any payments
                       received before age 59-1/2 may be subject to
                       a 10% tax penalty (25% for SIMPLE IRA payments
                       with in the first 2 years of participation).
                       Tax penalties do not apply to any payments
                       after the death of the Owner.

TAXATION OF LUMP SUM   Taxed to recipient generally in same manner as
DEATH BENEFIT PAYMENT  full surrender. Tax penalties do not apply to death benefit distributions.

ASSIGNMENT OF          Assignment and transfer of Ownership generally   Generally, deferred earnings become taxable
CONTRACT/              not permitted.                                   to transferor at time of transfer and
TRANSFER OF OWNERSHIP                                                   transferee receives an "investment in the
                                                                        contract" equal to the Account Value at that
                                                                        time.  Gift tax consequences are not
                                                                        discussed herein.

WITHHOLDING            Eligible rollover distributions from Section     Generally, Payee may elect to have taxes
                       401, Section 403(b), and governmental Section    withheld or not.
                       457 plan Contracts subject to 20% mandatory
                       withholding on taxable portion unless direct
                       rollover. Other Section 457 plan benefits and
                       nonqualified deferred compensation plan
                       benefits subject to wage withholding. For all
                       other payments, Payee may elect to have taxes
                       withheld or not.

                      GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site www:http://.sec.gov. The registration number for the Registration Statement is 333-51971.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:


                                                                                     Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).......................................    3
     General Information and History..............................................    3
     State Regulations............................................................    3
SERVICES..........................................................................    3
      Safekeeping of Separate Account Assets......................................    3
      Records and Reports.........................................................    3
      Experts.....................................................................    4
DISTRIBUTION OF THE CONTRACTS.....................................................    4
CALCULATION OF PERFORMANCE INFORMATION............................................    4
     Money Market Subaccount Standardized Yield Calculation.......................    6
     Average Annual Total Return Calculation......................................    6
     Cumulative Total Return Calculation..........................................    7
      Standardized Average Annual Total Return Data...............................    7
      Non-Standardized Average Annual Total Return Data...........................   11
      Other Performance Measures..................................................   14
BENEFIT UNITS-TRANSFER FORMULAS...................................................   15
FEDERAL TAX MATTERS...............................................................   16
      Taxation of Separate Account Income.........................................   16
      Tax Deferred Status of Non Qualified Contracts..............................   17
FINANCIAL STATEMENTS..............................................................   17


Copies of the Statement of Additional Information dated May 1, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

Name:
________________________________________________________________________________
Address:
________________________________________________________________________________
City:
________________________________________________________________________________
State:
________________________________________________________________________________
Zip:
________________________________________________________________________________


2005 COMMODORE ADVANTAGE

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B



                             THE COMMODORE SPIRIT(R)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES






                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2005, for either The Commodore Spirit(R), The Commodore Advantage(R) or The Commodore Independence(R) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.



This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the "Closed Subaccounts") investing in the following
Portfolios:



AIM VARIABLE INVESTMENT FUNDS



-AIM V.I. Dynamics Fund-Series I Shares



-AIM V.I. Total Return Fund-Series I Shares



JANUS ASPEN SERIES



-Janus Aspen Series Worldwide Growth Portfolio-
     Institutional Shares



PBHG INSURANCE SERIES FUND



-PBHG Growth II Portfolio



-PBHG Large Cap Growth Portfolio



-PBHG Mid-Cap Portfolio



-PBHG Select Value Portfolio



-PBHG Technology & Communications Portfolio



SCUDDER VIT FUNDS



-Scudder VIT Equity 500 Index Fund



STRONG OPPORTUNITY FUND II-Investor Class



STRONG VARIABLE INSURANCE FUNDS



-Strong VIF Mid Cap Growth Fund II



THE TIMOTHY PLAN VARIABLE SERIES



-The Timothy Plan Conservative Growth Variable
     Series



-The Timothy Plan Small-Cap Variable Series



-The Timothy Plan Strategic Growth Variable Series



VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS,
     INC.



-Van Kampen UIF Emerging Markets Equity Portfolio-
     Class I



The AIM V.I. Total Return Fund Subaccount, the ScudderVIT Equity 500 Index Subaccount, and the Van Kampen Emerging Markets Equity Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Small-Cap Variable Series Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. The AIM V.I. Dynamics Fund Subaccount, the Janus Aspen Series Worldwide Growth Subaccount, the PBHG Growth II Subaccount, the PBHG Large Cap Growth Subaccount, the PBHG Mid-Cap Growth Subaccount, the PBHG Select Value Subaccount, the PBHG Technology & Communications Subaccount, the Strong VIF Mid-Cap Growth Fund II Subaccount, the Strong Opportunity Fund II Subaccount, The Timothy Plan Conservative Growth Variable Series Subaccount, and The Timothy Plan Strategic Growth Variable Series Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.



The Statement of Additional Information ("SAI") dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus.The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit(R) is 333-19725; The Commodore Advantage(R) is 333-51971; and The Commodore Independence(R) is 333-51955.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-     THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-     THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
      UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-     THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                 EXPENSE TABLES

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:


[CHECK TO SEE IF DIFFERENT MIN/MAX FEES]


PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)

(As a percentage of Portfolio average net assets)


                                                                                              TOTAL
                                                                     MANAGEMENT   OTHER       ANNUAL
                               PORTFOLIO                                FEES     EXPENSES  EXPENSES(1)
------------------------------------------------------------------   ----------  --------  -----------
AIM V.I. Dynamics Fund-Series I Shares
AIM V.I. Total Return Fund-Series I Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communications Portfolio
Scudder VIT Equity 500 Index Fund
Strong Opportunity Fund II-Investor Class
Strong VIF Mid Cap Growth Fund II
The Timothy Plan Conservative Growth Variable Series
The Timothy Plan Small-Cap Variable Series
The Timothy Plan Strategic Growth Variable Series
Van Kampen UIF Emerging Markets Equity Portfolio-Class I


(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                                     MANAGEMENT   OTHER    TOTAL ANNUAL
                               PORTFOLIO                                FEES     EXPENSES    EXPENSES
------------------------------------------------------------------   ----------  --------  ------------

EXAMPLES FOR COMMODORE SPIRIT

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)   If you surrender your Contract at the end of the applicable time period:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM


(2)   If you annuitize your Contract at the end of the applicable time period:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM


(3)   If you do not surrender your Contract:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM


EXAMPLES FOR COMMODORE ADVANTAGE

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)   If you surrender your Contract at the end of the applicable time period:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM


(2)   If you annuitize your Contract at the end of the applicable time period:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM


(3)   If you do not surrender your Contract:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM

EXAMPLES FOR COMMODORE INDEPENDENCE

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM


(2)   If you annuitize your Contract at the end of the applicable time period:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM


(3)   If you do not surrender your Contract:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------
MAXIMUM
MINIMUM

                         CONDENSED FINANCIAL INFORMATION


The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2004. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1998 (the effective date of the Closed Subaccounts) for The Timothy Plan Small-Cap Variable Series or as of May 1, 1999 (the effective date of the Closed Subaccounts) for the Scudder VIT Equity 500 Index Fund, or as of May 1, 2001 (the effective date of the Closed Subaccounts) for the AIM V.I. Dynamics Fund - Series I Shares, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Closed Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series.



THE COMMODORE SPIRIT(R) (CURRENT CONTRACT)



                                                                                             NUMBER OF
                        NUMBER OF                        NUMBER OF        ENHANCED WITH    ENHANCED WITH
                        STANDARD                          ENHANCED       ADMINISTRATION   ADMINISTRATION
     STANDARD         ACCUMULATION       ENHANCED       ACCUMULATION     CHARGES WAIVED    CHARGES WAIVED
   ACCUMULATION           UNITS        ACCUMULATION         UNITS         ACCUMULATION     ACCUMULATION
    UNIT VALUE         OUTSTANDING      UNIT VALUE      OUTSTANDING        UNIT VALUE    UNITS OUTSTANDING     YEAR
   ------------       -------------    ------------     ------------     --------------  -----------------   --------
AIM V.I. DYNAMICS FUND-SERIES I SHARES
                                                                                                             12/31/04
     7.364205           63,086.332        7.422756            0.000          7.452291            0.000       12/31/03
     5.417943           78,143.205        5.444887            0.000          5.458451            0.000       12/31/02
     8.067308           93,275.876        8.083372            0.000          8.091444            0.000       12/31/01
AIM V.I. TOTAL RETURN FUND-SERIES I SHARES
                                                                                                             12/31/04
    10.351951          189,787.694       10.552207        8,290.241         10.654006            0.000       12/31/03
     8.972997          232,581.391        9.119526        6,257.636          9.193862            0.000       12/31/02
    10.134755          361,909.293       10.269754        5,148.355         10.338078            0.708       12/31/01
    10.431261          278,576.941       10.538737        3,457.428         10.593005           97.764       12/31/00
    10.811807          258,825.173       10.890979        1,936.199         10.930872            0.000       12/31/99
    11.348675          154,762.526       11.397954          111.314             N/A               N/A        12/31/98
    10.503108           14,641.934       10.517508            0.000             N/A               N/A        12/31/97
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                             12/31/04
    11.708282        2,099,555.231       11.934844       14,464.542         12.049706          277.111       12/31/03
     9.574914        2,438,561.261        9.731344       10,650.649          9.810429        2,191.502        2/31/02
    13.032840        2,364,153.929       13.206482        7,650.835         13.294015        2,191.502        2/31/01
    17.039678        2,082,293.354       17.215191        5,014.610         17.303370        3,484.654        2/31/00
    20.488548        1,026,072.851       20.638429        2,225.846         20.713399          151.550       12/31/99
    12.632936          402,131.168       12.687776          123.659         12.715080            0.000       12/31/98
     9.935860           56,665.753        9.949496            0.000          9.956287            0.000       12/31/97
PBHG GROWTH II PORTFOLIO
                                                                                                             12/31/04
     8.138532          317,820.223        8.296161        2,127.346          8.376314          109.550       12/31/03
     6.564979          317,797.743        6.672344        1,611.620          6.726823          100.503       12/31/02
     9.568587          349,991.649        9.696208          698.017          9.760837           98.859       12/31/01
    16.299948          351,987.801       16.467965          293.302         16.552852          152.115       12/31/00
    19.835104           67,359.578       19.980260          139.873         20.053445            0.000       12/31/99

                                                                                             NUMBER OF
                       NUMBER OF                         NUMBER OF      ENHANCED WITH      ENHANCED WITH
                       STANDARD                           ENHANCED      ADMINISTRATION    ADMINISTRATION
    STANDARD         ACCUMULATION        ENHANCED       ACCUMULATION    CHARGES WAIVED    CHARGES WAIVED
  ACCUMULATION           UNITS         ACCUMULATION         UNITS        ACCUMULATION      ACCUMULATION
   UNIT VALUE         OUTSTANDING       UNIT VALUE      OUTSTANDING       UNIT VALUE     UNITS OUTSTANDING     YEAR
  ------------       -------------     ------------     ------------    --------------   -----------------   --------
    10.147606           24,618.770       10.191707            6.572         10.213910            0.000       12/31/98
     9.511124            6,195.935        9.524184            0.000          9.530743            0.000       12/31/97
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                                             12/31/04
    13.204437          617,461.763       13.459963        5,597.758         13.589802          345.406       12/31/03
    10.205869          529,410.520       10.372625        3,680.982         10.457164           46.839       12/31/02
    14.641681          541,607.501       14.836772        1,891.823         14.935453           44.069       12/31/01
    20.703434          484,474.409       20.916691          756.205         21.024290          156.054       12/31/00
    21.307087          158,614.893       21.462991          549.785         21.541442            0.000       12/31/99
    13.076352           31,474.961       13.133125            0.000         13.161608            0.000       12/31/98
    10.150555           11,415.131       10.164489            0.000         10.171451            0.000       12/31/97
PBHG MID-CAP PORTFOLIO
                                                                                                             12/31/04
    10.704683          741,933.320       10.789725        3,052.005         10.832611            0.000       12/31/03
     8.081499          690,961.567        8.121632        1,544.221          8.141829            0.000       12/31/02
    10.074367          224,532.821       10.094376          294.873         10.104428           68.486       12/31/01
PBHG SELECT VALUE PORT FOLIO
                                                                                                             12/31/04
     7.881539          402,147.263        7.944185          431.539          7.975756            0.000       12/31/03
     6.755996          379,523.798        6.789558          574.544          6.806434            0.000       12/31/02
     9.142710          286,441.118        9.160879          381.369          9.169998          121.546       12/31/01
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                                                                             12/31/04
     6.796492        2,169,043.606        6.928189       19,260.743          6.995073          714.093       12/31/03
     4.741823        1,894,838.669        4.819438       13,520.388          4.858762        1,227.788       12/31/02
    10.450474        1,591,254.973       10.589986        6,960.237         10.660475          993.928       12/31/01
    22.227020        1,164,557.256       22.456144        2,313.760         22.571592        1,649.945       12/31/00
   38.941.384          433,441.908       39.226135          904.009         39.369150          274.877       12/31/99
    11.808346           65,820.143       11.859648            2.516         11.885350            0.000       12/31/98
     9.057045           20,974.008        9.069487            0.000          9.076740            0.000       12/31/97
SCUDDER VIT EQUITY 500 INDEX FUND
                                                                                                             12/31/04
     8.117797          189,979.908        8.230882        2,042.857          8.288159          169.804       12/31/03
     6.422838          220,814.702        6.493065        2,727.390          6.528559          179.116       12/31/02
     8.383718          236,942.002        8.450260        1,459.618          8.483809          179.116       12/31/01
     9.681308          236,998.179        9.729061           66.267          9.753088          190.592       12/31/00
    10.815237           73,596.514       10.836517            0.000         10.847192          131.993       12/31/99
STRONG OPPORTUNITY FUND II-INVESTOR CLASS
                                                                                                             12/31/04
    15.557210          786,599.201       15.858225        3,558.540         16.011139          122.236       12/31/03
    11.513924          666,398.705       11.702014        2,980.451         11.797331           14.922       12/31/02
    15.954009          638,318.778       16.166547        1,860.121         16.273988           14.922       12/31/01
    16.800998          317,789.969       16.974091        1,416.029         17.061357            9.936       12/31/00
    15.981484          138,453.066       16.098506          790.953         16.157323            0.000       12/31/99
    12.012034           72,644.387       12.064227           15.156         12.090403            0.000       12/31/98
    10.727356            6,416.208       10.742083            0.000         10.749472            0.000       12/31/97

                                                                                             NUMBER OF
                       NUMBER OF                         NUMBER OF      ENHANCED WITH      ENHANCED WITH
                       STANDARD                           ENHANCED      ADMINISTRATION    ADMINISTRATION
     STANDARD        ACCUMULATION        ENHANCED       ACCUMULATION    CHARGES WAIVED    CHARGES WAIVED
  ACCUMULATION           UNITS         ACCUMULATION         UNITS        ACCUMULATION      ACCUMULATION
   UNIT VALUE         OUTSTANDING       UNIT VALUE      OUTSTANDING       UNIT VALUE     UNITS OUTSTANDING     YEAR
  ------------       -------------     ------------     ------------    --------------   -----------------   --------
STRONG VIF-MID CAP GROWTH FUND II
                                                                                                             12/31/04
    11.892436          626,038.511       12.122670        5,261.753         12.239623           25.023       12/31/03
     8.984712          569,056.186        9.131594        3,337.079          9.206023          797.623       12/31/02
    14.588097          573,334.387       14.782585        1,410.277         14.880887          797.623       12/31/01
    21.369830          454,659.296       16.974091        1,416.029         17.061357            9.936       12/31/00
    25.444156          120,559.085       16.098506          790.953         16.157323            0.000       12/31/99
    13.587521           33,197.715       12.064227           15.156         12.090403            0.000       12/31/98
    10.707133            2,147.556       10.742083            0.000         10.749472            0.000       12/31/97
THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
                                                                                                             12/31/04
    10.342389          348,794.768       10.393659           37.886         10.419451            0.000       12/31/03
     8.916475          167,693.588        8.934171            0.200          8.943061            0.000       12/31/02
THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
                                                                                                             12/31/04
    16.103370          325,717.236       16.376328        2,478.777         16.447350            0.000       12/31/03
    11.570446          411,952.278       11.731810        1,895.369         11.765228            0.000       12/31/02
    14.201161          358,967.966       14.356543        1,265.216         14.376029            0.000       12/31/01
    12.876042          256,856.613       12.978169          676.849         12.976380            0.000       12/31/00
    12.097693           94,238.615       12.157659          374.501         12.137973            0.000       12/31/99
    10.283942           29,293.327       10.304332           17.653             N/A               N/A        12/31/98
THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
                                                                                                             12/31/04
    10.104822          408,637.294       10.154501            0.000         10.179502            0.000       12/31/03
     8.194917          159,507.218        8.210855            0.000          8.218868            0.000       12/31/02
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO-CLASS I
                                                                                                             12/31/04
     8.369484          143,001.695        8.531515        2,153.254          8.613938            0.002       12/31/03
     5.670122          143,900.933        5.762828        1,629.643          5.809872            2.142       12/31/02
     6.311285          157.013.225        6.395453          744.747          6.438076            2.142       12/31/01
     6.844447          171,508.549        6.915029          395.495          6.950699           54.714       12/31/00
    11.416896           56,080.554       11,500499          128.179         11.542646            0.000       12/31/99
     5.915866           30,255.642        5.941609            0.000          5.954580            0.000       12/31/98
     7.911559            9,042.956        7.922446            0.000          7.927919            0.000       12/31/97

THE COMMODORE SPIRIT(R) (CONTRACT WITH DEATH BENEFIT RIDER NO LONGER AVAILABLE*)



* See The Commodore Spirit(R) Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.



                                                          NUMBER OF                           NUMBER OF
                                                       OPTIONAL DEATH                      OPTIONAL DEATH
                                       OPTIONAL DEATH   BENEFIT (ISSUE     OPTIONAL DEATH  BENEFIT (ISSUE
                        NUMBER OF      BENEFIT (ISSUE     AGE 65 AND       BENEFIT (ISSUE     AGE OVER
                        STANDARD         AGE 65 AND        YOUNGER)           AGE OVER      65/UNDER 79)
      STANDARD        ACCUMULATION        YOUNGER)       ACCUMULATION       65/UNDER 79)     ACCUMULATION
    ACCUMULATION          UNITS         ACCUMULATION         UNITS          ACCUMULATION       UNITS
     UNIT VALUE        OUTSTANDING       UNIT VALUE      OUTSTANDING        UNIT VALUE       OUTSTANDING        YEAR
    ------------      -------------    --------------  --------------     --------------   --------------     --------
AIM V.I. DYNAMICS FUND-SERIES I SHARES
                                                                                                              12/31/04
       7.364205          63,086.332        7.344844           64.658           7.315884          0.000        12/31/03
       5.417943          78,143.205        5.409027           24.686           5.395649          0.000        12/31/02
       8.067308          93,275.876        8.061982            0.000           8.053984          0.000        12/31/01
AIM V.I. TOTAL RETURN FUND-SERIES I SHARES
                                                                                                              12/31/04
      10.351951         189,787.694       10.285910            0.000          10.188122          0.000        12/31/03
       8.972997         232,581.391      [8.924546]            0.000           8.852766          0.000        12/31/02
      10.134755         361,909.293       10.089992            0.000          10.023649          0.000        12/31/01
      10.431261         278,576.941          N/A                N/A              N/A              N/A         12/31/00
      10.811807         258,825.173          N/A                N/A              N/A              N/A         12/31/99
      11.348675         154,762.526          N/A                N/A              N/A              N/A         12/31/98
      10.503108          14,641.934          N/A                N/A              N/A              N/A         12/31/97
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                              12/31/04
      11.708282       2,099,555.231       11.633594        2,809.923          11.522959          0.000        12/31/03
       9.574914       2,438,561.261        9.523209        2,621.610           9.446581          0.000        12/31/02
      13.032840       2,364,153.929       12.975281        1,362.573          12.889939          0.000        12/31/01
      17.039678       2,082,293.354          N/A                N/A              N/A              N/A         12/31/00
      20.488548       1,026,072.851          N/A                N/A              N/A              N/A         12/31/99
      12.632936         402,131.168          N/A                N/A              N/A              N/A         12/31/98
       9.935860          56,665.753          N/A                N/A              N/A              N/A         12/31/97
PBHG GROWTH II PORTFOLIO
                                                                                                              12/31/04
       8.138532         317,820.223        8.087106        1,021.618           8.010171          0.000        12/31/03
       6.564979         317,797.743        6.529919          518.350           6.477346          0.000        12/31/02
       9.568587         349,991.649        9.526892          272.267           9.464217          0.000        12/31/01
      16.299948         351,987.801          N/A                N/A              N/A              N/A         12/31/00
      19.835104          67,359.578          N/A                N/A              N/A              N/A         12/31/99
      10.147606          24,618.770          N/A                N/A              N/A              N/A         12/31/98
       9.511124           6,195.935          N/A                N/A              N/A              N/A         12/31/97
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                                              12/31/04
      13.204437         617,461.763       13.120474          659.261          12.995728        149.392        12/31/03
      10.205869         529,410.520       10.150960        1,431.428          10.069293         79.780        12/31/02
      14.641681         541,607.501       14.577306        2,007.334          14.481461          4.678        12/31/01
      20.703434         484,474.409          N/A                N/A              N/A              N/A         12/31/00
      21.307087         158,614.893          N/A                N/A              N/A              N/A         12/31/99
      13.076352          31,474.961          N/A                N/A              N/A              N/A         12/31/98
      10.150555          11,415.131          N/A                N/A              N/A              N/A         12/31/97

                                                          NUMBER OF                          NUMBER OF
                                                       OPTIONAL DEATH                     OPTIONAL DEATH
                                      OPTIONAL DEATH   BENEFIT (ISSUE    OPTIONAL DEATH   BENEFIT (ISSUE
                        NUMBER OF     BENEFIT (ISSUE     AGE 65 AND      BENEFIT (ISSUE      AGE OVER
                        STANDARD        AGE 65 AND        YOUNGER)          AGE OVER       65/UNDER 79)
     STANDARD         ACCUMULATION       YOUNGER)       ACCUMULATION      65/UNDER 79)     ACCUMULATION
   ACCUMULATION           UNITS        ACCUMULATION         UNITS         ACCUMULATION         UNITS
    UNIT VALUE         OUTSTANDING      UNIT VALUE       OUTSTANDING       UNIT VALUE       OUTSTANDING       YEAR
   ------------       -------------   --------------   --------------    --------------   --------------    --------
PBHG MID-CAP PORTFOLIO
                                                                                                            12/31/04
      10.704683         741,933.320       10.676536        3,910.279          10.634472        0.000        12/31/03
       8.081499         690,961.567        8.068197        3,058.963           8.048289        0.000        12/31/02
      10.074367         224,532.821       10.067711        1,031.275          10.057747        0.000        12/31/01
PBHG SELECT VALUE PORTFOLIO
                                                                                                            12/31/04
       7.881539         402,147.263        7.860838        1,018.770           7.829878        0.000        12/31/03
       6.755996         379,523.798        6.744883          580.828           6.728240        0.000        12/31/02
       9.142710         286,441.118        9.136677           99.956           9.127647        0.000        12/31/01
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                                                                            12/31/04
       6.796492       2,169,043.606        6.753583        1,019.648           6.689302        0.000        12/31/03
       4.741823       1,894,838.669        4.716523          976.906           4.678535        0.000        12/31/02
      10.450474       1,591,254.973       10.405028          533.324          10.336536        0.000        12/31/01
      22.227020       1,164,557.256          N/A                N/A              N/A            N/A         12/31/00
     38.941.384         433,441.908          N/A                N/A              N/A            N/A         12/31/99
      11.808346          65,820.143          N/A                N/A              N/A            N/A         12/31/98
       9.057045          20,974.008          N/A                N/A              N/A            N/A         12/31/97
SCUDDER VIT EQUITY 500 INDEX FUND
                                                                                                            12/31/04
       8.117797         189,979.908        8.079773            0.000           8.024170        0.000        12/31/03
       6.422838         220,814.702        6.399054            0.000           6.364408        0.000        12/31/02
       8.383718         236,942.002        8.360924            0.000           8.327974        0.000        12/31/01
       9.681308         286,998.179          N/A                N/A              N/A            N/A         12/31/00
      10.815237          73,596.514          N/A                N/A              N/A            N/A         12/31/99
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
                                                                                                            12/31/04
      15.557210         786,599.201       15.458386        5,217.910          15.311397        0.000        12/31/03
      11.513924         666,398.705       11.452046        4,721.368          11.359915        0.000        12/31/02
      15.954009         638,318.778       15.883942        2,611.083          15.779526        0.000        12/31/01
      16.800998         317,789.969          N/A                N/A              N/A            N/A         12/31/00
      15.981484         138,453.066          N/A                N/A              N/A            N/A         12/31/99
      12.012034          72,644.387          N/A                N/A              N/A            N/A         12/31/98
      10.727356           6,416.208          N/A                N/A              N/A            N/A         12/31/97
STRONG VIF-MID CAP GROWTH FUND II
                                                                                                            12/31/04
      11.892436         626,038.511       11.816959           38.648          11.704576        0.000        12/31/03
       8.984712         569,056.186        8.936485          266.028           8.864569        0.000        12/31/02
      14.588097         573,334.387       14.524149          190.193          14.428645        0.000        12/31/01
      21.369830         454,659.296          N/A                N/A              N/A            N/A         12/31/00
      25.444156         120,559.085          N/A                N/A              N/A            N/A         12/31/99
      13.587521          33,197.715          N/A                N/A              N/A            N/A         12/31/98
      10.707133           2,147.556          N/A                N/A              N/A            N/A         12/31/97
THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES

      10.342389         348,794.768       10.325409        7,343.039          10.299964        0.000        12/31/03

                                                          NUMBER OF                          NUMBER OF
                                                       OPTIONAL DEATH                     OPTIONAL DEATH
                                      OPTIONAL DEATH   BENEFIT (ISSUE    OPTIONAL DEATH   BENEFIT (ISSUE
                        NUMBER OF     BENEFIT (ISSUE     AGE 65 AND      BENEFIT (ISSUE      AGE OVER
                        STANDARD        AGE 65 AND        YOUNGER)          AGE OVER       65/UNDER 79)
     STANDARD         ACCUMULATION       YOUNGER)       ACCUMULATION      65/UNDER 79)     ACCUMULATION
   ACCUMULATION           UNITS        ACCUMULATION         UNITS         ACCUMULATION         UNITS
    UNIT VALUE         OUTSTANDING      UNIT VALUE       OUTSTANDING       UNIT VALUE       OUTSTANDING       YEAR
   ------------       -------------   --------------   --------------    --------------   --------------    --------
       8.916475         167,693.588        8.910599        1,125.801           8.901785        0.000        12/31/02
THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
                                                                                                            12/31/04
      16.103370         325,717.236       16.013800          604.436          15.880218        0.000        12/31/03
      11.570446         411,952.278       11.517409        4,231.387          11.438200        0.000        12/31/02
      14.201161         358,967.966       14.150023           13.748          14.073530        0.000        12/31/01
      12.876042         256,856.613          N/A                N/A              N/A            N/A         12/31/00
      12.097693          94,238.615          N/A                N/A              N/A            N/A         12/31/99
      10.283942          29,293.327          N/A                N/A              N/A            N/A         12/31/98
THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
                                                                                                            12/31/04
      10.104822         408,637.294       10.088364        3,195.360          10.063711        0.000        12/31/03
       8.194917         156,507.218        8.189622        4,019.666           8.181687        0.000        12/31/02
      10.104822         408,637.294       10.088364        3,195.360          10.063711        0.000        12/31/03
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO-CLASS I
                                                                                                            12/31/04
       8.369484         143,001.695        8.316411            0.000           8.237301        0.000        12/31/03
       5.670122         143,900.933        5.639709            0.000           5.594304        0.000        12/31/02
       6.311285         157.013.225        6.283623            0.000           6.242271        0.000        12/31/01
       6.844447         171,508.549          N/A                N/A              N/A            N/A         12/31/00
      11.416896          56,080.554          N/A                N/A              N/A            N/A         12/31/99
       5.915866          30,255.642          N/A                N/A              N/A            N/A         12/31/98
       7.911559           9,042.956          N/A                N/A              N/A            N/A         12/31/97






THE COMMODORE INDEPENDENCE(R) (CURRENT CONTRACT)



                                                           NUMBER OF                           NUMBER OF
                                                        ENHANCED (1.10%                     ENHANCED (0.90%
                                      ENHANCED (1.10%    TOTAL SEPARATE   ENHANCED (0.90%   TOTAL SEPARATE
                      NUMBER OF       TOTAL SEPARATE        ACCOUNT       TOTAL SEPARATE       ACCOUNT
                      STANDARD           ACCOUNT           EXPENSES)          ACCOUNT          EXPENSES)
     STANDARD       ACCUMULATION        EXPENSES)        ACCUMULATION        EXPENSES)        ACCUMULATION
   ACCUMULATION         UNITS          ACCUMULATION          UNITS          ACCUMULATION         UNITS
    UNIT VALUE       OUTSTANDING        UNIT VALUE        OUTSTANDING        UNIT VALUE       OUTSTANDING        YEAR
   ------------     -------------     ---------------   ---------------   ---------------   ---------------    --------
AIM V.I. DYNAMICS FUND-SERIES I SHARES
                                                                                                               12/31/04
     7.364205          63,086.332         7.422756             0.000          7.462101              7.139      12/31/03
     5.417943          78,143.205         5.444887             0.000          5.462949              0.000      12/31/02
     8.067308          93,275.876         8.083372             0.000          8.094120              0.000      12/31/01
AIM V.I. TOTAL RETURN FUND-SERIES I SHARES
                                                                                                               12/31/04
    10.351951         189,787.694        15.552207         8,290.241          9.534055              0.000      12/31/03
     8.972997         232,581.391         9.119526         6,257.636          8.223349              0.000      12/31/02
    10.134755         361,909.293        10.269754         5,148.355          9.242212              0.000      12/31/01

                                                           NUMBER OF                           NUMBER OF
                                                        ENHANCED (1.10%                     ENHANCED (0.90%
                                      ENHANCED (1.10%    TOTAL SEPARATE   ENHANCED (0.90%   TOTAL SEPARATE
                      NUMBER OF       TOTAL SEPARATE        ACCOUNT       TOTAL SEPARATE       ACCOUNT
                      STANDARD           ACCOUNT           EXPENSES)          ACCOUNT          EXPENSES)
     STANDARD       ACCUMULATION        EXPENSES)        ACCUMULATION        EXPENSES)        ACCUMULATION
   ACCUMULATION         UNITS          ACCUMULATION          UNITS          ACCUMULATION         UNITS
    UNIT VALUE       OUTSTANDING        UNIT VALUE        OUTSTANDING        UNIT VALUE       OUTSTANDING        YEAR
   ------------     -------------     ---------------   ---------------   ---------------   ---------------    --------
    10.431261         278,576.941        10.538737         3,457.428          9.465426              0.000      12/31/00
    10.811807         528,825.173        10.890979         1,936.199            N/A               N/A          12/31/99
    11.348675         154,762.526        11.397954           111.314            N/A               N/A          12/31/98
    10.503108          14,641.934        10.517508            0.000             N/A               N/A          12/31/97
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                               12/31/04
    11.708282       2,099,555.231        11.934844        14,464.542          9.221822         46,144.266      12/31/03
     9.574914       2,438,561.261         9.731344        10,650.649          7.504379         39,742.411      12/31/02
    13.032840       2,364,153.929        13.206482         7,650.835         10.164080         32,752.139      12/31/01
    17.039678       2,082,293.354           N/A               N/A               N/A               N/A          12/31/00
    20.488548       1,026,072.851           N/A               N/A               N/A               N/A          12/31/99
    12.632936         402,131.168           N/A               N/A               N/A               N/A          12/31/98
     9.935860          56,665.753           N/A               N/A               N/A               N/A          12/31/97
PBHG GROWTH II PORTFOLIO
                                                                                                               12/31/04
     8.138532         317,820.223         8.296161         2,127.346          8.077339          1,534.127      12/31/03
     6.564979         317,797.743         6.672344         1,611.620          6.483531          1,089.181      12/31/02
     9.568587         349,991.649         9.696208           698.017          9.403165            753.904      12/31/01
    16.299948         351,987.801           N/A               N/A               N/A               N/A          12/31/00
    19.835104          67,359.578           N/A               N/A               N/A               N/A          12/31/99
    10.147606          24,618.770           N/A               N/A               N/A               N/A          12/31/98
     9.511124           6,195.935           N/A               N/A               N/A               N/A          12/31/97
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                                               12/31/04
    13.204437         617,461.763        13.459963         5,597.758         10.719309          1,309.310      12/31/03
    10.205869         529,410.520        10.372625         3,680.982          8.244305          1,820.584      12/31/02
    14.641681         541,607.501        14.836772         1,891.823         11.769124          1,201.478      12/31/01
    20.703434         484,474.409           N/A               N/A               N/A               N/A          12/31/00
    21.307087         158,614.893           N/A               N/A               N/A               N/A          12/31/99
    13.076352          31,474.961           N/A               N/A               N/A               N/A          12/31/98
    10.150555          11,415.131           N/A               N/A               N/A               N/A          12/31/97
PBHG MID-CAP PORTFOLIO
                                                                                                               12/31/04
    10.704683         741,933.320        10.789725         3,052.005         10.846881          6,439.506      12/31/03
     8.081499         690,961.567         8.121632         1,544.221          8.148538          6,032.373      12/31/02
    10.074367         224,532.821        10.094376           294.873         10.107770              0.000      12/31/01
PBHG SELECT VALUE PORTFOLIO
                                                                                                               12/31/04
     7.881539         402,147.263         7.944185           431.539          7.986268             34.692      12/31/03
     6.755996         379,523.798         6.789558           574.544          6.812053              7.248      12/31/02
     9.142710         286,441.118         9.160879           381.369          9.173024              0.000      12/31/01
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                                                                               12/31/04
     6.796492       2,169,043.606         6.928189        19,260.743          6.870187         17,248.651      12/31/03
     4.741823       1,894,838.669         4.819438        13,520.388          4.769665         11,503.812      12/31/02
    10.450474       1,591,254.973        10.589986         6,960.237         10.459825          8,211.474      12/31/01

                                                           NUMBER OF                           NUMBER OF
                                                        ENHANCED (1.10%                     ENHANCED (0.90%
                                      ENHANCED (1.10%    TOTAL SEPARATE   ENHANCED (0.90%   TOTAL SEPARATE
                      NUMBER OF       TOTAL SEPARATE        ACCOUNT       TOTAL SEPARATE       ACCOUNT
                      STANDARD           ACCOUNT           EXPENSES)          ACCOUNT          EXPENSES)
     STANDARD       ACCUMULATION        EXPENSES)        ACCUMULATION        EXPENSES)        ACCUMULATION
   ACCUMULATION         UNITS          ACCUMULATION          UNITS          ACCUMULATION         UNITS
    UNIT VALUE       OUTSTANDING        UNIT VALUE        OUTSTANDING        UNIT VALUE       OUTSTANDING        YEAR
   ------------     -------------     ---------------   ---------------   ---------------   ---------------    --------
    22.227020       1,164,557.256           N/A               N/A               N/A               N/A          12/31/00
   38.941.384         433,441.908           N/A               N/A               N/A               N/A          12/31/99
    11.808346          65,820.143           N/A               N/A               N/A               N/A          12/31/98
     9.057045          20,974.008           N/A               N/A               N/A               N/A          12/31/97
SCUDDER VIT EQUITY 500 INDEX FUND
                                                                                                               12/31/04
     8.117797         189,979.908         8.230882         2,042.857          8.306805          2,283.459      12/31/03
     6.422838         220,814.702         6.493065         2,727.390          6.540032          1,614.118      12/31/02
     8.383718         236,942.002         8.450260         1,459.618          8.494513          1,614.118      12/31/01
     9.681308         236,998.179         9.729061            66.267          9.760550          1,265.072      12/31/00
    10.815237          73,596.514        10.836517             0.000             N/A              N/A          12/31/99
STRONG OPPORTUNITY FUND II-INVESTOR CLASS
                                                                                                               12/31/04
    15.557210         786,599.201        15.858225         3,558.540         13.165085         16,382.234      12/31/03
    11.513924         666,398.705        11.702014         2,980.451          9.695531         15,221.881      12/31/02
    15.954009         638,318.778        16.166547         1,860.121         13.368024         12,766.517      12/31/01
    16.800998         317,789.969           N/A               N/A               N/A               N/A          12/31/00
    15.981484         138,453.066           N/A               N/A               N/A               N/A          12/31/99
    12.012034          72,644.387           N/A               N/A               N/A               N/A          12/31/98
    10.727356           6,416.208           N/A               N/A               N/A               N/A          12/31/97
STRONG VIF-MID CAP GROWTH FUND II
                                                                                                               12/31/04
    11.892436         626,038.511        12.122670         5,261.753          9.480646         17,364.525      12/31/03
     8.984712         569,056.186         9.131594         3,337.079          7.127359         14,370.240      12/31/02
    14.588097         573,334.387        14.782585         1,410.277         11.515176         11,983.937      12/31/01
    21.369830         454,659.296           N/A               N/A               N/A               N/A          12/31/00
    25.444156         120,559.085           N/A               N/A               N/A               N/A          12/31/99
    13.587521          33,197.715           N/A               N/A               N/A               N/A          12/31/98
    10.707133           2,147.556           N/A               N/A               N/A               N/A          12/31/97
THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
                                                                                                               12/31/04
    10.342389         348,794.768        10.393659            37.886         10.428026              0.000      12/31/03
     8.916475         167,693.588         8.934171             0.200          8.946009              0.000      12/31/02
THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
                                                                                                               12/31/04
    16.103370         325,717.236        16.376328         2,478.777         16.512134              0.000      12/31/03
    11.570446         411,952.278        11.731810         1,895.369         11.805762              0.000      12/31/02
    14.201161         385,967.966        14.356543         1,265.216         14.418440              0.000      12/31/01
    12.876042         256,856.613        12.978169           676.849         13.008207              0.000      12/31/00
    12.097693          94,238.615        12.157659           374.501         12.137973              0.000      12/31/99
    10.283942          29,293.327        10.304332            17.653            N/A               N/A          12/31/98
THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
                                                                                                               12/31/04
    10.104822         408,637.294        10.154501             0.000         10.187798              0.000      12/31/03
     8.194917         159,507.218         8.210855             0.000          8.221523              0.000      12/31/02
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO-CLASS I

                                                         NUMBER OF                           NUMBER OF
                                                      ENHANCED (1.10%                     ENHANCED (0.90%
                                    ENHANCED (1.10%    TOTAL SEPARATE   ENHANCED (0.90%   TOTAL SEPARATE
                    NUMBER OF       TOTAL SEPARATE        ACCOUNT       TOTAL SEPARATE       ACCOUNT
                    STANDARD           ACCOUNT           EXPENSES)          ACCOUNT          EXPENSES)
   STANDARD       ACCUMULATION        EXPENSES)        ACCUMULATION        EXPENSES)        ACCUMULATION
 ACCUMULATION         UNITS          ACCUMULATION          UNITS          ACCUMULATION         UNITS
  UNIT VALUE       OUTSTANDING        UNIT VALUE        OUTSTANDING        UNIT VALUE       OUTSTANDING        YEAR
 ------------     -------------     ---------------   ---------------   ---------------   ---------------    --------
                                                                                                             12/31/04
   8.369484         143,001.695         8.531515         2,153.254         12.045125         1 ,010.070      12/31/03
   5.670122         143,900.933         5.762828         1,629.643          8.120134            804.844      12/31/02
   6.311285         157,013.225         6.395453           744.747          8.993705            596.641      12/31/01
   6.844447         171,508.549         6.915029           395.495          9.704991            393.446      12/31/00
  11.416896          56,080.554        11.500499           128.179            N/A                  N/A       12/31/99
   5.915866          30,255.642         5.941609             0.000            N/A                  N/A       12/31/98
  7.9115599           9,042.956         7.922446             0.000            N/A                  N/A       12/31/97



      ENHANCED WITH           NUMBER OF ENHANCED          ENHANCED WITH         NUMBER OF ENHANCED
     ADMINISTRATION           WITH ADMINISTRATION        ADMINISTRATION         WITH ADMINISTRATION
      CHARGES WAIVED             CHARGES WAIVED          CHARGES WAIVED           CHARGES WAIVED
      (0.95% TOTAL               (0.95% TOTAL             (0.75% TOTAL             (0.75% TOTAL
    SEPARATE ACCOUNT           SEPARATE ACCOUNT         SEPARATE ACCOUNT         SEPARATE ACCOUNT
       EXPENSES)                   EXPENSES)                EXPENSES)                EXPENSES)
    ACCUMULATION UNIT          ACCUMULATION UNITS       ACCUMULATION UNIT       ACCUMULATION UNITS
          VALUE                   OUTSTANDING                 VALUE                 OUTSTANDING              YEAR
    -----------------         -------------------       -----------------       -------------------        --------
AIM V.I. DYNAMICS FUND-SERIES I SHARES
                                                                                                           12/31/04
         7.452291                     0.000                  7.491858                  57.208              12/31/03
         5.458451                     0.000                  5.476583                  18.335              12/31/02
         8.091444                     0.000                  8.102202                   0.000              12/31/01
AIM V.I. TOTAL RETURN FUND-SERIES I SHARES
                                                                                                           12/31/04
        10.654006                     0.000                  9.611771                   0.000              12/31/03
         9.193962                     0.000                  8.278059                   0.000              12/31/02
        10.338078                     0.708                  8.278059                   0.000              12/31/01
        10.593005                    97.764                     N/A                      N/A               12/31/00
        10.930872                     0.000                     N/A                      N/A               12/31/99
           N/A                         N/A                      N/A                      N/A               12/31/98
           N/A                         N/A                      N/A                      N/A               12/31/97
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                           12/31/04
        12.049706                   277.111                  9.296883               2,169.871              12/31/03
         9.810429                 2,191.502                  7.554217               1,573.229              12/31/02
        13.294015                 2,191.502                 10.216331                   0.000              12/31/01
PBHG GROWTH II PORTFOLIO
                                                                                                           12/31/04
         8.376314                   109.550                  8.143144                  24.975              12/31/03
         6.726823                   100.503                  6.526646                  31.573              12/31/02
         9.760837                    98.859                  9.451567                   0.000              12/31/01
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                                           12/31/04
        13.589802                   345.406                 10.806602               1,932.550              12/31/03
        10.457164                    46.839                  8.299082               1,296.404              12/31/02

      ENHANCED WITH           NUMBER OF ENHANCED          ENHANCED WITH         NUMBER OF ENHANCED
     ADMINISTRATION           WITH ADMINISTRATION        ADMINISTRATION         WITH ADMINISTRATION
      CHARGES WAIVED             CHARGES WAIVED          CHARGES WAIVED           CHARGES WAIVED
      (0.95% TOTAL               (0.95% TOTAL             (0.75% TOTAL             (0.75% TOTAL
    SEPARATE ACCOUNT           SEPARATE ACCOUNT         SEPARATE ACCOUNT         SEPARATE ACCOUNT
       EXPENSES)                   EXPENSES)                EXPENSES)                EXPENSES)
    ACCUMULATION UNIT          ACCUMULATION UNITS       ACCUMULATION UNIT       ACCUMULATION UNITS
          VALUE                   OUTSTANDING                 VALUE                 OUTSTANDING              YEAR
    -----------------         -------------------       -----------------       -------------------        --------
        14.935453                    44.069                 11.829654                   0.000              12/31/01
PBHG MID-CAP PORTFOLIO
                                                                                                           12/31/04
        10.832611                     0.000                 10.890084               4,311.391              12/31/03
         8.141829                     0.000                  8.168835               3,381.249              12/31/02
        10.104428                    68.486                 10.117852                   0.000              12/31/01
PBHG SELECT VALUE PORTFOLIO
                                                                                                           12/31/04
         7.975756                     0.000                  8.018085               3,871.861              12/31/03
         6.806434                     0.000                  6.829025               2,664.127              12/31/02
         9.169998                   121.546                  9.182182                   0.000              12/31/01
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                                                                           12/31/04
         6.995073                   714.093                  6.926193               2,295.268              12/31/03
         4.858762                 1,227.788                  4.801404               1,510.593              12/31/02
        10.660475                   993.928                 10.513694                   0.000              12/31/01
SCUDDER VIT EQUITY 500 INDEX FUND
                                                                                                           12/31/04
         8.288159                   169.804                  8.364817                   0.000              12/31/03
         6.528559                   179.116                  6.575910                   0.000              12/31/02
         8.483809                   179.116                  8.494513                 981.264              12/31/01
         9.753088                   190.592                     N/A                      N/A               12/31/00
        10.847192                   131.993                     N/A                      N/A               12/31/99
STRONG OPPORTUNITY FUND II-INVESTOR CLASS
                                                                                                           12/31/04
        16.011139                   122.236                 13.272178               8,493.339              12/31/03
        11.797331                    14.922                  9.759879               6,056.793              12/31/02
        16.273988                    14.922                 13.436685                   0.000              12/31/01
STRONG VIF-MID CAP GROWTH FUND II
                                                                                                           12/31/04
        12.239623                    25.023                  9.557876               4,900.443              12/31/03
         9.206023                   797.623                  7.174737               3,459.269              12/31/02
        14.880887                   797.623                 11.574422                   0.000              12/31/01
THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
                                                                                                           12/31/04
        10.419451                     0.000                 10.453956                   6.078              12/31/03
         8.943061                     0.000                  8.954924                   0.000              12/31/02
THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
                                                                                                           12/31/04
        16.447350                     0.000                 16.616330                 366.035              12/31/03
        11.765228                     0.000                 11.862623                 528.208              12/31/02
        14.376029                     0.000                 14.466293                   0.000              12/31/01
        12.976380                     0.000                     N/A                      N/A               12/31/00
        12.137973                     0.000                     N/A                      N/A               12/31/99
           N/A                         N/A                      N/A                      N/A               12/31/98
THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
                                                                                                           12/31/04

      ENHANCED WITH           NUMBER OF ENHANCED          ENHANCED WITH         NUMBER OF ENHANCED
     ADMINISTRATION           WITH ADMINISTRATION        ADMINISTRATION         WITH ADMINISTRATION
      CHARGES WAIVED             CHARGES WAIVED          CHARGES WAIVED           CHARGES WAIVED
      (0.95% TOTAL               (0.95% TOTAL             (0.75% TOTAL             (0.75% TOTAL
    SEPARATE ACCOUNT           SEPARATE ACCOUNT         SEPARATE ACCOUNT         SEPARATE ACCOUNT
       EXPENSES)                   EXPENSES)                EXPENSES)                EXPENSES)
    ACCUMULATION UNIT          ACCUMULATION UNITS       ACCUMULATION UNIT       ACCUMULATION UNITS
          VALUE                   OUTSTANDING                 VALUE                 OUTSTANDING              YEAR
    -----------------         -------------------       -----------------       -------------------        --------
        10.179502                     0.000                 10.212939                  30.285              12/31/03
         8.218868                     0.000                  8.229559                   0.000              12/31/02
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO-CLASS I
                                                                                                           12/31/04
         8.613938                     0.002                 12.142170                   0.000              12/31/03
         5.809872                     2.142                  8.173395                   0.000              12/31/02
         6.438076                     2.142                  9.039206                   0.000              12/31/01
         6.950699                    54.714                     N/A                      N/A               12/31/00
        11.542646                     0.000                     N/A                      N/A               12/31/99
           N/A                         N/A                      N/A                      N/A               12/31/98
           N/A                         N/A                      N/A                      N/A               12/31/97






THE COMMODORE ADVANTAGE(R) (CURRENT CONTRACT)



                                                                              NUMBER OF
                                                      STANDARD WITH        STANDARD WITH
                               NUMBER OF              ADMINISTRATION      ADMINISTRATION
        STANDARD                STANDARD              CHARGES WAIVED      CHARGES WAIVED
   ACCUMULATION UNIT      ACCUMULATION UNITS        ACCUMULATION UNIT   ACCUMULATION UNITS
         VALUE                OUTSTANDING                 VALUE             OUTSTANDING                    YEAR
   -----------------      ------------------        -----------------   ------------------               --------
AIM V.I. DYNAMICS FUND-SERIES I SHARES
                                                                                                         12/31/04
        7.364205                63,086.331               7.393411                 0.000                  12/31/03
        5.417943                78,143.205               5.431395                 0.000                  12/31/02
        8.067308                93,275.876               8.075340                 0.000                  12/31/01
AIM V.I. TOTAL RETURN FUND-SERIES I SHARES
                                                                                                         12/31/04
       10.351951               189,787.694               9.356170                 0.000                  12/31/03
        8.972997               232,581.391               8.097869                 0.000                  12/31/02
       10.134755               361,909.293               9.132767                 0.000                  12/31/01
       10.431261               278,576.941                 N/A                     N/A                   12/31/00
       10.811807               258,825.173                 N/A                     N/A                   12/31/99
       11.348675               154,762.526                 N/A                     N/A                   12/31/98
       10.503108                14,641.934                 N/A                     N/A                   12/31/97
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                         12/31/04
       11.708282             2,099,555.231               9.049605            17,208.944                  12/31/03
        9.574914             2,438,561.261               7.389719            10,530.938                  12/31/02
       13.032840             2,364,153.929              10.043546                 0.000                  12/31/01
       17.039678             2,082,293.354                 N/A                     N/A                   12/31/00
       20.488548             1,026,072.851                 N/A                     N/A                   12/31/99
       12.632936               402,131.168                 N/A                     N/A                   12/31/98
        9.935860                56,665.753                 N/A                     N/A                   12/31/97
PBHG GROWTH II PORTFOLIO
                                                                                                         12/31/04

                                                                             NUMBER OF
                                                      STANDARD WITH        STANDARD WITH
                               NUMBER OF              ADMINISTRATION      ADMINISTRATION
        STANDARD                STANDARD              CHARGES WAIVED      CHARGES WAIVED
   ACCUMULATION UNIT      ACCUMULATION UNITS        ACCUMULATION UNIT   ACCUMULATION UNITS
         VALUE                OUTSTANDING                 VALUE             OUTSTANDING                    YEAR
   -----------------      ------------------        -----------------   ------------------               --------
        8.138532               317,820.223               7.926405                 0.000                  12/31/03
        6.564979               317,797.743               6.384410                 0.000                  12/31/02
        9.568587               349,991.649               9.291589                 0.000                  12/31/01
       16.299948               351,987.801                 N/A                     N/A                   12/31/00
       19.835104                67,359.578                 N/A                     N/A                   12/31/99
       10.147606                24,618.770                 N/A                     N/A                   12/31/98
        9.511124                 6,195.935                 N/A                     N/A                   12/31/97
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                                         12/31/04
       13.204437               617,461.763              10.519153             2,296.222                  12/31/03
       10.205869               529,410.520               8.118359                25.303                  12/31/02
       14.641681               541,607.501              11.629578                 0.000                  12/31/01
       20.703434               484,474.409                 N/A                     N/A                   12/31/00
       21.307087               158,614.893                 N/A                     N/A                   12/31/99
       13.076352                31,474.961                 N/A                     N/A                   12/31/98
       10.150555                11,415.131                 N/A                     N/A                   12/31/97
PBHG MID-CAP PORTFOLIO
                                                                                                         12/31/04
       10.704683               741,933.320              10.747126            10,347.112                  12/31/03
        8.081499               690,961.567               8.101550             6,013.902                  12/31/02
       10.074367               224,532.821              10.084362                 0.000                  12/31/01
PBHG SELECT VALUE PORTFOLIO
                                                                                                         12/31/04
        7.881539               402,147.263               7.912817            17,763.026                  12/31/03
        6.755996               379,523.798               6.772767               120.028                  12/31/02
        9.142710               286,441.118               9.151792                 0.000                  12/31/01
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                                                                         12/31/04
        6.796492             2,169,043.606               6.714664                 0.000                  12/31/03
        4.741823             1,894,838.669               4.696626                 0.000                  12/31/02
       10.450474             1,591,254.973              10.335507                 0.000                  12/31/01
       22.227020             1,164,557.256                 N/A                     N/A                   12/31/00
       38.941384               433,441.908                 N/A                     N/A                   12/31/99
       11.808346                65,820.143                 N/A                     N/A                   12/31/98
        9.057045                20,974.008                 N/A                     N/A                   12/31/97
SCUDDER VIT EQUITY 500  INDEX FUND
                                                                                                         12/31/04
        8.117797               189,979.908               8.174142                 0.000                  12/31/03
        6.400838               220,814.702               6.457855                 0.000                  12/31/02
        8.383718               236,942.002               8.416925                 0.000                  12/31/01
        9.681308               236,998.179                 N/A                     N/A                   12/31/00
       10.815237                73,596.514                 N/A                     N/A                   12/31/99
STRONG OPPORTUNITY FUND II  - ADVISOR CLASS
                                                                                                         12/31/04
       15.557210               786,599.201              12.919082             2,088.017                  12/31/03
       11.513924               666,398.705               9.547304               202.855                  12/31/02
       15.954009               638,318.778              13.209384                 0.000                  12/31/01
       16.800998               317,789.969                 N/A                     N/A                   12/31/00
       15.981484               138,453.066                 N/A                     N/A                   13/31/99

                                                                              NUMBER OF
                                                      STANDARD WITH        STANDARD WITH
                               NUMBER OF              ADMINISTRATION      ADMINISTRATION
        STANDARD                STANDARD              CHARGES WAIVED      CHARGES WAIVED
   ACCUMULATION UNIT      ACCUMULATION UNITS        ACCUMULATION UNIT   ACCUMULATION UNITS
         VALUE                OUTSTANDING                 VALUE             OUTSTANDING                    YEAR
   -----------------      ------------------        -----------------   ------------------               --------
       12.012034                72,644.387                 N/A                     N/A                   12/31/98
       10.727356                 6,416.208                 N/A                     N/A                   12/31/97
STRONG VIF MID CAP GROWTH FUND II
                                                                                                         12/31/04
       11.892436               626,038.511               9.303506                20.835                  12/31/03
        8.984712               569,056.186               7.018390                 0.000                  12/31/02
       14.588097               573,334.387              11.378531                 0.000                  12/31/01
       21.369830               454,659.296                 N/A                     N/A                   12/31/00
       25.444156               120,559.085                 N/A                     N/A                   12/31/99
       13.587521                33,197.715                 N/A                     N/A                   12/31/98
       10.707133                 2,147.556                 N/A                     N/A                   12/31/97
THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
                                                                                                         12/31/04
       10.342389               348,794.768              10.368005                 0.000                  12/31/03
        8.916475               167,693.588               8.925318                 0.000                  12/31/02
THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
                                                                                                         12/31/04
       16.103370               325,717.236              16.137364                 0.000                  12/31/03
       11.570446               411,952.278              11.577730                 0.000                  12/31/02
       14.201161               358,967.966              14.189031                 4.378                  12/31/01
       12.876042               256,856.613                 N/A                     N/A                   12/31/00
       12.097693                94,238.615                 N/A                     N/A                   12/31/99
       10.283942                29,293.327                 N/A                     N/A                   12/31/98
THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
                                                                                                         12/31/04
       10.104822               408,637.294              10.129626                 0.000                  12/31/03
        8.194917               159,507.218               8.202876                 0.000                  12/31/02
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO-CLASS I
                                                                                                         12/31/04
        8.369484               143,001.695              11.820145                 0.000                  12/31/03
        5.670122               143,900.933               7.996022                 0.000                  12/31/02
        6.311285               157,013.225               8.886986                 0.000                  12/31/01
        6.844447               171,508.549                 N/A                     N/A                   12/31/00
       11.416896                56,080.554                 N/A                     N/A                   12/31/99
        5.915866                30,255.642                 N/A                     N/A                   12/31/98
        7.911559                 9,042.956                 N/A                     N/A                   12/31/97


FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccounts) are included in the SAI.

                                 THE PORTFOLIOS


The Separate Account currently offers each of the Closed Subaccounts only to the Contract Onwers who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENTAL PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE SUBACCOUNTS.


All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.





PORTFOLIO / ADVISOR                     INVESTMENT OBJECTIVE



AIM VARIABLE INSURANCE FUNDS



AIM V.I. DYNAMICS FUND - SERIES I       The Fund seeks long-term capital
SHARES                                  growth. The Fund normally invests at
                                        least 65% of its assets in common
Advisor -  A I M Advisors, Inc.         stocks of mid-sized companies. The
                                        Fund considers a company to be a
Subadvisor:  INVESCO Institutional      mid-capitalization company if it has
(N.A.), Inc.                            a market capitalization, at the time
                                        of purchase, within the range of the
                                        largest and smallest capitalized
                                        companies included in the Russell
                                        Midcap Growth Index during the most
                                        recent 11-month period (based on
                                        month-end data) plus the
                                        most recent data during the current
                                        month. The Fund also has the
                                        flexibility to invest in other types
                                        of securities, including preferred
                                        stocks, convertible securities and
                                        bonds. The core of the Fund's
                                        portfolio is invested in securities
                                        of established companies that are
                                        leaders in attractive growth markets
                                        with a history of strong returns. The
                                        remainder of the portfolio is
                                        invested in securities of companies
                                        that show accelerating growth, driven
                                        by product cycles, favorable industry
                                        or sector conditions, and other
                                        factors that INVESCO believes will
                                        lead to rapid sales or earnings
                                        growth.



AIM V.I. TOTAL RETURN FUND-SERIES I     The Fund seeks a high total return on
SHARES                                  investment through capital
                                        appreciation and current income. The
Advisor - A I M Advisors, Inc.          Fund seeks to accomplish its
                                        objective by investing in a
Sub-Advisor - INVESCO Institutional     combination of equity securities
(N.A.), Inc                             (consisting of common stocks and, to
                                        a lesser degree, securities
                                        convertible into common stock) and
                                        fixed income securities.

PORTFOLIO / ADVISOR                     INVESTMENT OBJECTIVE



JANUS ASPEN SERIES



JANUS ASPEN SERIES WORLDWIDE GROWTH     This diversified portfolio seeks
PORTFOLIO-INSTITUTIONAL SHARES          long-term growth of capital in a
                                        manner consistent with the
Advisor - Janus Capital Management      preservation of capital by investing
 LLC                                    primarily in common stocks of
                                        companies of any size throughout the
                                        world. International investing may
                                        present special risks, including
                                        currency fluctuations and social and
                                        political developments.



PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO                The Portfolio seeks to provide
                                        investors with capital appreciation.
Advisor - Pilgrim Baxter & Associates,  Under normal market conditions, the
Ltd.                                    Portfolio invests at least 65% of its
                                        assets in growth securities, such as
                                        common stocks, of small and medium
                                        sized . companies. These companies
                                        generally have market capitalizations
                                        similar to the market capitalizations
                                        of the companies in the Russell
                                        Midcap(R) Growth Index at the time of
                                        the Portfolio's investment. The
                                        growth securities in the Portfolio
                                        are primarily common stocks that
                                        Pilgrim Baxter believes have strong
                                        business momentum, earnings growth
                                        and capital appreciation potential.
                                        The Advisor expects to focus on those
                                        growth securities whose market
                                        capitalization or annual revenues are
                                        between $500 million and $10 billion
                                        at the time of purchase.



PBHG LARGE CAP GROWTH PORTFOLIO         The Portfolio seeks to provide
                                        investors with long-term growth of
Advisor - Pilgrim Baxter & Associates,  capital. Under normal market
Ltd.                                    conditions, the Portfolio invests at
                                        least 80% of its assets in growth
                                        securities, such as common stocks of
                                        large capitalization companies. These
                                        companies generally have market
                                        capitalizations similar to the market
                                        capitalizations of the companies in
                                        the Russell 1000(R) Growth Index at
                                        the time of the Portfolio's
                                        investment. The growth securities in
                                        the Portfolio are primarily common
                                        stocks that Pilgrim Baxter believes
                                        have strong business momentum,
                                        earnings growth and capital
                                        appreciation potential. The Advisor
                                        intends to focus on those growth
                                        securities whose market
                                        capitalizations are over $ 5 billion
                                        at the time of purchase.



PBHG MID-CAP PORTFOLIO                  The Portfolio seeks to provide
                                        investors with above-average total
Advisor - Pilgrim Baxter & Associates,  return over a 3 to 5 year market
Ltd.                                    cycle, consistent with reasonable
                                        risk. Under normal market conditions,
                                        the Portfolio invests at least 80% of
                                        its assets in equity securities, such
                                        as common stocks, issued by companies
                                        with market capitalization within the
                                        range of the S & P MidCap 400 Index
                                        at the time of the Portfolio's
                                        investment. The equity securities in
                                        the Portfolio are common stocks that
                                        the Advisor believes have sustainable
                                        long-term growth prospects but are
                                        currently trading at modest
                                        valuations given certain financial
                                        measurements, such as their
                                        price-to-earnings ratios, dividend
                                        income potential and earnings power.
                                        The Portfolio generally has a lower
                                        price-to-earnings ratio than the
                                        average company in the S&P MidCap 400
                                        Index and its sector weightings are
                                        generally within 10% of the Index's
                                        sector weightings.

PORTFOLIO / ADVISOR                     INVESTMENT OBJECTIVE



PBHG SELECT VALUE PORTFOLIO             The Portfolio seeks to provide
                                        investors long-term growth of capital
Advisor - Pilgrim Baxter & Associates,  and income. Current income is a
Ltd.                                    secondary objective. Under normal
                                        market conditions, the Portfolio
                                        invests at least 65% of its assets in
                                        value securities, such as common
                                        stocks, of no more than 30 companies
                                        with large market capitalizations.
                                        These companies generally have market
                                        capitalizations similar to the
                                        companies in the S&P 500 Index at the
                                        time of the Portfolio's investment.
                                        The securities in the Portfolio are
                                        primarily common stocks that Pilgrim
                                        Baxter believes are currently
                                        underpriced using certain financial
                                        measurements, such as their
                                        price-to-earnings ratios, dividend
                                        income potential and earnings power.
                                        Pilgrim Baxter expects to focus on
                                        those value securities whose market
                                        capitalizations are over $1 billion
                                        at the time of purchase.



PBHG TECHNOLOGY & COMMUNICATIONS        The Portfolio seeks to provide
PORTFOLIO                               investors with long-term growth of
                                        capital. Current income is incidental
Advisor - Pilgrim Baxter & Associates,  to the Portfolio's goal. Under normal
Ltd.                                    market conditions, the Portfolio, a
                                        non-diversified fund, will invest at
                                        least 80% of its assets in common
                                        stocks of companies doing business in
                                        the technology and communications
                                        sector of the market. In addition,
                                        the Portfolio is concentrated which
                                        means it will invest 25% or more of
                                        its total assets in the groups of the
                                        industries within that sector. The
                                        portfolio invests in companies that
                                        may be responsible for breakthrough
                                        products or technologies or may be
                                        positioned to take advantage of
                                        cutting-edge developments.


SCUDDER VIT FUNDS

VIT EQUITY 500 INDEX FUND               The Equity 500 Index Fund seeks to
                                        replicate as closely as possible
Advisor - Deutsche Asset Management,    (before deduction of expenses) the
Inc.(1)                                 total return of the Standard & Poor's
                                        500 Composite Stock Price Index (the
                                        "S&P 500(R)"), which emphasizes
                                        stocks of large U.S. companies. The
                                        Fund will invest primarily in the
                                        common stock of those companies
                                        included in the S&P 500(R) that are
                                        deemed representative of the industry
                                        diversification of the entire S&P
                                        500(R). There is no guarantee that
                                        the portfolio will be able to mirror
                                        the performance of the index closely
                                        enough to track its performance. The
                                        Standard & Poor's 500 index (S&P 500)
                                        is an unmanaged group of
                                        large-company stocks. The index
                                        reflects reinvestment of all
                                        distributions. It is not possible to
                                        invest directly in the index

(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

PORTFOLIO / ADVISOR                     INVESTMENT OBJECTIVE



STRONG PORTFOLIOS



STRONG OPPORTUNITY FUND II -            The Strong Opportunity Fund II
INVESTOR  CLASS                         invests, under normal conditions,
                                        primarily in stocks of
Advisor - Strong Investments            medium-capitalization companies that
                                        the fund's managers believe are
                                        under-priced, yet have attractive
                                        growth prospects. The managers base
                                        the analysis on a company's "Private
                                        Market Value" - the price an investor
                                        would be willing to pay for the
                                        entire company given its management,
                                        financial health and growth
                                        potential. The managers determine a
                                        company's Private Market Value based
                                        on a fundamental analysis of a
                                        company's cash flows, asset
                                        valuations, competitive situation and
                                        franchise value. The manager may sell
                                        a stock when its price no longer
                                        compares favorably with the company's
                                        Private Market Value.



STRONG VARIABLE INSURANCE FUNDS,        The Strong Mid Cap Growth Fund II
INC.-STRONG MID CAP GROWTH FUND II      invests, under normal conditions, at
                                        least 80% of its assets in stocks of
Advisor - Strong Investments            medium-capitalization companies that
                                        the fund's manager believes have
                                        favorable prospects for above average
                                        and sustainable growth of earnings
                                        and/or revenue. The fund defines
                                        "medium-capitalization companies" as
                                        companies with a market
                                        capitalization substantially similar
                                        to that of companies in the Russell
                                        Midcap(TM) Index at the time of
                                        investment. Although the fund may
                                        invest in stocks of any economic
                                        sector, at times it may emphasize one
                                        or more particular sectors. The fund
                                        may utilize an active trading
                                        approach. The manager may sell a
                                        holding when there is, among other
                                        things, a fundamental change in the
                                        outlook for the company (e.g., a
                                        change in management or reduction in
                                        earnings) or to take advantage of a
                                        better investment opportunity.



THE TIMOTHY PLAN VARIABLE SERIES



THE TIMOTHY PLAN CONSERVATIVE           The primary investment objective of
GROWTH VS                               the Timothy Plan Conservative Growth
                                        Variable Series is to seek moderate
Advisor - Timothy Partners, Ltd.        levels of long-term capital growth,
                                        with a secondary objective of current
                                        income. The Portfolio normally
                                        invests at least 75% in specific
                                        funds offered by the Timothy Plan
                                        family of funds. Fund investments are
                                        reallocated as new assets come into
                                        the Fund and at the end of each
                                        quarter, as needed to maintain the
                                        asset allocation. The securities in
                                        which the underlying funds shall be
                                        precluded from investing, by virtue
                                        of the funds' and Portfolio's ethical
                                        standards, are referred to as
                                        "excluded securities."



THE TIMOTHY PLAN SMALL-CAP              The primary investment objective of
VARIABLE SERIES                         the Timothy Plan Small-Cap Variable
                                        Series is to seek long-term capital
Advisor - Timothy Partners, Ltd.        growth, with a secondary objective of
                                        current income. The Portfolio seeks
                                        to achieve its objectives while
                                        abiding by ethical standards
                                        established for investments by the
                                        Portfolio. The securities in which
                                        the Portfolio is precluded from
                                        investing, by virtue of the
                                        Portfolio's ethical standards, are
                                        referred to as excluded securities.

PORTFOLIO / ADVISOR                     INVESTMENT OBJECTIVE



THE TIMOTHY PLAN STRATEGIC GROWTH       The primary investment objective of
VS                                      the Timothy Plan Strategic Growth
                                        Variable Series is to seek medium to
Advisor - Timothy Partners, Ltd.        high levels of long-term capital
                                        growth, with a secondary objective of
                                        current income. The Portfolio
                                        normally invests at least 75% in
                                        specific funds offered by the Timothy
                                        Plan family of funds. Fund
                                        investments are reallocated as new
                                        assets come into the Fund and at the
                                        end of each quarter, as needed to
                                        maintain the asset allocation. The
                                        securities in which the underlying
                                        funds shall be precluded from
                                        investing, by virtue of the funds'
                                        and Portfolio's ethical standards,
                                        are referred to as "excluded
                                        securities."



VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.



VAN KAMPEN UIF EMERGING                 The Emerging Markets Equity Portfolio
MARKETS EQUITY  PORTFOLIO-CLASS I       seeks long-term capital appreciation
                                        by investing primarily in
Adviser - Van Kampen(1)                 growth-oriented equity securities of
                                        issuers in emerging market countries.
                                        The Portfolio seeks to maximize
                                        returns by investing in
                                        growth-oriented equity securities in
                                        emerging markets. The Portfolio's
                                        investment approach combines top-down
                                        country allocation with bottom-up
                                        stock selection. Investment selection
                                        criteria include attractive growth
                                        characteristics, reasonable
                                        valuations and management with a
                                        strong shareholder value orientation.



(1) Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the Emerging Markets Equity Portfolio.



EXPENSES OF THE PORTFOLIOS


In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS-ALLOCATIONS


You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the AIM V.I. Total Return Fund Subaccount, the Scudder VIT Equity 500 Fund Subaccount or the Van Kampen VIF Emerging Markets Equity Portfolio Subaccount described in this Supplemental Prospectus only if you held Accumulation Units in the respective Closed Subaccount as of April 30, 2001. You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Subaccount only if you held Accumulation Units in that Closed Subaccount as of April 30, 2002. You may allocate purchase payments to the AIM V.I. Dynamics Fund Subaccount, the Janus Aspen Series Worldwide Growth Portfolio Subaccount, the PBHG Growth II Portfolio Subaccount, the Strong VIF Mid-Cap Growth Fund II Subaccount, the PBHG Select Value Portfolio Subaccount, the PBHG Large Cap Growth Subaccount, the PBHG Mid-Cap Growth Subaccount, the PBHG Technology & Communications Portfolio Subaccount, the Strong Opportunity Fund II Subaccount, The Timothy Plan Conservative Growth Variable Series Subaccount and The Timothy Plan Strategic Growth Variable Series Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.


THE COMPANY IS CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE PORTFOLIOS IN WHICH THE CLOSED SUBACCOUNTS INVEST. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE PORTFOLIOS IN WHICH THE CLOSED SUBACCOUNTS INVEST AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.



WE HOPE TO OBTAIN APPROVAL FOR THIS AUTOMATIC REDEMPTION TO OCCUR WITHIN ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.



(2005 Prospectus Supplement - Closed Funds - B)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B



                             THE COMMODORE SPIRIT(R)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES



                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2005, for either The Commodore Spirit(R), The Commodore Advantage(R), or The Commodore Independence(R) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.



THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THREE-YEAR GUARANTEED INTEREST RATE OPTION (THE "UNAVAILABLE FIXED ACCOUNT OPTIONS"). AS OF MAY 1, 2005, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO FOLLOWING UNAVAILABLE FIXED ACCOUNT OPTIONS FOR THE CONTRACTS IDENTIFIED BELOW:



      - THE ONE-YEAR GUARANTEED INTEREST RATE OPTION IS UNAVAILABLE FOR ALL CONTRACTS; AND



      - THE THREE-YEAR GUARANTEED INTEREST RATE OPTION IS UNAVAILABLE FOR THE COMMODORE INDEPENDENCE(R) CONTRACT AND THE COMMODORE SPIRIT(R) AND THE COMMODORE ADVANTAGE(R) CONTRACTS WITH A GUARANTEED INTEREST RATE OF THREE PERCENT.



FOR THE COMMODORE SPIRIT(R) AND THE COMMODORE ADVANTAGE(R) CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL CONTINUE TO BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION.


UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.


The Statement of Additional Information ("SAI") dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit(R) is 333-19725; The Commodore Advantage(R) is 333-51971; and The Commodore Independence(R) is 333-51955.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-     THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-     THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
      UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-     THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE


(2005 Prospectus Supplement - Fixed Account - B)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B


             THE COMMODORE SPIRIT(R), THE COMMODORE ADVANTAGE(R) AND
                         THE COMMODORE INDEPENDENCE(R)
            INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005



This Statement of Additional Information supplements the current prospectuses for The Commodore Spirit(R), The Commodore Advantage(R) and The Commodore Independence(R) Variable Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account B ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.



A copy of the prospectus applicable to your contract dated May 1, 2005, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS


                                                                                                 PAGE
                                                                                                 ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY.......................................................    3
GENERAL INFORMATION AND HISTORY................................................................    3
STATE REGULATIONS..............................................................................    3
SERVICES ......................................................................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.........................................................    3
RECORDS AND REPORTS............................................................................    3
EXPERTS........................................................................................    3
DISTRIBUTION OF THE CONTRACTS..................................................................    4
CALCULATION OF PERFORMANCE INFORMATION.........................................................    4
MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION.........................................    4
AVERAGE ANNUAL TOTAL RETURN CALCULATION........................................................    6
CUMULATIVE TOTAL RETURN CALCULATION............................................................    6
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA..................................................    7
NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA..............................................   11
OTHER PERFORMANCE MEASURES.....................................................................   14
BENEFIT UNITS - TRANSFER FORMULAS..............................................................   15
FEDERAL TAX MATTERS............................................................................   16
TAXATION OF SEPARATE ACCOUNT INCOME............................................................   16
TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS....................................................   17
FINANCIAL STATEMENTS...........................................................................   17

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS


The financial statements of the Separate Account and the financial statements of the Company at December 31, 2004 and 2003, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS


The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of The Commodore Independence(R), the Contract registered under number 333-51955, has been suspended due to an actual lapse rate that significantly exceeded the Depositor's expectation. Additional purchase payments maybe made to this Contract by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.



The approximate commissions received and retained by Great American Advisors(R), Inc.("GAA") for sale of the Contracts for each of the last three fiscal years are as follows:



                                                           Year Ended
                               ---------------------------------------------------------------------
                                    12/31/2004              12/31/2003               12/31/2002
                               --------------------   ----------------------    --------------------
Contract and Registration No.  Received    Retained    Received     Retained    Received    Retained
-----------------------------  --------    --------   ----------    --------    ---------   --------
The Commodore Spirit(R)           $           $       $1,788,483    $545,542    $1,684519   $594,298
333-19725

The Commodore Advantage(R)        $           $       $  169,881    $156,413    $ 230,314   $114,917
333-51955

The Commodore Independence(R)     $           $       $  312,025    $ 92,877    $ 269,038   $ 87,549
333-51971


                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

      Where:
      BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value ("AUV") for the


       Money Market Subaccount over a 7-day period determined as follows:



          AUV at end of 7-day period - AUV at beginning of 7-day period
          -------------------------------------------------------------
                        AUV at beginning of 7-day period


Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1


The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2004 are as follows:



 Contract and Registration No.       Total Separate Account Charges     Yield     Effective Yield
 -----------------------------       ------------------------------     -----     ---------------
The Commodore Spirit(R)
          333-19725

The Commodore Advantage(R)
          333-51955

The Commodore Independence(R)
          333-51971


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

   P    =      a hypothetical initial payment of $1,000

   T    =      average annual total return


   n    =      number of years


   ERV  =      ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

   CTR  =     the cumulative total return net of Subaccount recurring charges, other than the Contract (or Certificate) maintenance fee, for the period

   ERV  =     ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

   P    =     a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                            THE COMMODORE SPIRIT(R)

(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or certificate)              S.E.C. FILE NO.
maintenance fees - data is the same for all Standard Contracts).                333-19725
-----------------------------------------------------------------------------------------------------
                                                                                STANDARD(1)
                                                                                 CONTRACTS
                                                                    ---------------------------------
                                                                                       FROM INCEPTION
ALL PERIODS ENDING 12/31/04                                         1 YEAR   5 YEARS        DATE(2)
------------------------------------------------------------------  ------   -------   --------------
AIM V.I. Capital Development Fund-Series I(3)
AIM V.I. Core Stock Fund-Series I
AIM V.I. Dynamics Fund-Series I(4)
AIM V.I. Financial Services Fund-Series I
AIM V.I. Health Sciences Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I(3)
AIM V.I. Small Company Growth Fund-Series I(4)
AIM V.I. Total Return Fund-Series I(5)
American Century VP Large Company Value-Class I(3)
American Century VP Mid Cap Value-Class I(3)
American Century VP Ultra(R)-Class I(3)
American Century VP Vista(SM)-Class I(3)
Dreyfus Technology Growth Portfolio-Initial Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Developing Leaders Portfolio-IS
Dreyfus V.I.F. Growth and Income Portfolio-IS
Dreyfus V.I.F. Money Market Portfolio-IS
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund VA-Initial Series(3)
Oppenheimer Capital Appreciation Fund VA-Initial Series(3)
Oppenheimer Main Street Fund VA-Initial Series(3)
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(6)
PBHG Select Value Portfolio(7)
PBHG Technology & Communications Portfolio
PIMCO VIT Real Return Portfolio Administrative Class(3)
PIMCO VIT Total Return Portfolio Administrative Class(3)
Scudder VIT EAFE(R) Equity Index Fund(8)
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index(8)
Strong Opportunity Fund II, Inc.-Investor Class
Strong VIF Mid Cap Growth Fund II
The Timothy Plan Conservative Growth Variable Series(9)
The Timothy Plan Small-Cap Variable Series(9)
The Timothy Plan Strategic Growth Variable Series(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.


2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.



3/   From Subaccount inception date (11/30/04) to 12/31/2004.



4/   From Subaccount inception date (8/23/97) to 12/31/2004.



5/   From Subaccount inception date (9/21/99) to 12/31/2004.



6/   From Subaccount inception date (11/30/98) to 12/31/2004.



7/   From Subaccount inception date (10/28/97) to 12/31/2004.



8/   From Subaccount inception date (8/22/97) to 12/31/2004.

9/   From Subaccount inception date (5/01/02) to 12/31/2004.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                             THE COMMODORE SPIRIT(R)
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or certificate)               S.E.C. FILE NO.
maintenance fees - data is the same for all Standard Contracts).                333-19725
                                                                     --------------------------------
                                                                                STANDARD(1)
                                                                                CONTRACTS
                                                                     --------------------------------
                                                                                              FROM
                                                                                            INCEPTION
ALL PERIODS ENDING 12/31/04                                          1 YEAR     5 YEARS       DATE(2)
------------------------------------------------------------------   ------     -------     ---------
AIM V.I. Capital Development Fund-Series I(3)
AIM V.I. Core Stock Fund-Series I
AIM V.I. Dynamics Fund-Series I(4)
AIM V.I. Financial Services Fund-Series I(5)
AIM V.I. Health Sciences Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I(3)
AIM V.I. Small Company Growth Fund-Series I(4)
AIM Total Return Fund-Series I(5)
American Century VP Large Company Value-Class I(3)
American Century VP Mid Cap Value-Class I(3)
American Century VP Ultra(R)-Class I(3)
American Century VP Vista(SM)-Class I(3)
Dreyfus Technology Growth Portfolio-Initial Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Developing Leaders Portfolio-IS
Dreyfus V.I.F. Growth and Income Portfolio-IS
Dreyfus V.I.F. Money Market Portfolio-IS
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund VA-Initial Series(3)
Oppenheimer Capital Appreciation Fund VA-Initial Series(3)
Oppenheimer Main Street Fund VA-Initial Series(3)
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(6)
PBHG Select Value Portfolio(7)
PBHG Technology & Communications Portfolio
PIMCO VIT Real Return Portfolio Administrative Class(3)
PIMCO VIT Total Return Portfolio Administrative Class(3)
Scudder VIT EAFE(R) Equity Index Fund(8)
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index(8)
Strong Opportunity Fund II, Inc.-Investor Class
Strong VIF Mid Cap Growth Fund II
The Timothy Plan Conservative Growth Variable Series(9)
The Timothy Plan Small-Cap Variable Series(9)
The Timothy Plan Strategic Growth Variable Series(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

1/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.



2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.



3/  From Subaccount inception date (11/30/04) to 12/31/2004.



4/  From Subaccount inception date (8/23/97) to 12/31/2004.



5/  From Subaccount inception date (9/21/99) to 12/31/2004.



6/  From Subaccount inception date (11/30/98) to 12/31/2004.



7/  From Subaccount inception date (10/28/97) to 12/31/2004.



8/  From Subaccount inception date (8/22/97) to 12/31/2004.



9/  From Subaccount inception date (5/01/02) to 12/31/2004.

                                                                        THE COMMODORE ADVANTAGE(R)
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including                     333-51971
contingent deferred sales charges and contract (or certificate)      --------------------------------
maintenance fees - data is the same for all Standard Contracts).                STANDARD(1)
                                                                                 CONTRACTS
                                                                     --------------------------------
                                                                                              FROM
                                                                                            INCEPTION
ALL PERIODS ENDING 12/31/04                                          1 YEAR     5 YEARS      DATE(2)
------------------------------------------------------------------   ------     -------     ---------
AIM V.I. Capital Development Fund-Series I(3)
AIM V.I. Core Stock Fund-Series I
AIM V.I. Dynamics Fund-Series I(4)
AIM V.I. Financial Services Fund-Series I(5)
AIM V.I. Health Sciences Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I(3)
AIM V.I. Small Company Growth Fund-Series I(4)
AIM V.I. Total Return Fund-Series I(5)
American Century VP Large Company Value-Class I(3)
American Century VP Mid Cap Value-Class I(3)
American Century VP Ultra(R)-Class I(3)
American Century VP Vista(SM)-Class I(3)
Dreyfus Technology Growth Portfolio-Initial Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Developing Leaders Portfolio-IS
Dreyfus V.I.F. Growth and Income Portfolio-IS
Dreyfus V.I.F. Money Market Portfolio-IS
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund VA-Initial Series(3)
Oppenheimer Capital Appreciation Fund VA-Initial Series(3)
Oppenheimer Main Street Fund VA-Initial Series(3)
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(6)
PBHG Select Value Portfolio(7)
PBHG Technology & Communications Portfolio
PIMCO VIT Real Return Portfolio Administrative Class(3)
PIMCO VIT Total Return Portfolio Administrative Class(3)
Scudder VIT EAFE(R) Equity Index Fund(8)
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index(8)
Strong Opportunity Fund II, Inc.-Investor Class
Strong VIF Mid Cap Growth Fund II
The Timothy Plan Conservative Growth Variable Series(9)
The Timothy Plan Small-Cap Variable Series(9)
The Timothy Plan Strategic Growth Variable Series(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.


2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.



3/   From Subaccount inception date (11/30/04) to 12/31/2004.



4/   From Subaccount inception date (8/23/97) to 12/31/2004.



5/   From Subaccount inception date (9/21/99) to 12/31/2004.



6/   From Subaccount inception date (11/30/98) to 12/31/2004.



7/   From Subaccount inception date (10/28/97) to 12/31/2004.



8/   From Subaccount inception date (8/22/97) to 12/31/2004.



9/   From Subaccount inception date (5/01/02) to 12/31/2004.

                                                                       THE COMMODORE INDEPENDENCE(R)
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including                     333-51955
contingent deferred sales charges and contract (or certificate)      --------------------------------
maintenance fees - data is the same for all Standard Contracts).                STANDARD(1)
                                                                                 CONTRACTS
                                                                     --------------------------------
                                                                                              FROM
                                                                                            INCEPTION
ALL PERIODS ENDING 12/31/04                                          1 YEAR     5 YEARS      DATE(2)
------------------------------------------------------------------   ------     -------     ---------
AIM V.I. Capital Development Fund-Series I(3)
AIM V.I. Core Stock Fund-Series I
AIM V.I. Dynamics Fund-Series I(4)
AIM V.I. Financial Services Fund-Series I(5)
AIM V.I. Health Sciences Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I(3)
AIM V.I. Small Company Growth Fund-Series I(4)
AIM V.I. Total Return Fund-Series I(5)
American Century VP Large Company Value-Class I(3)
American Century VP Mid Cap Value-Class I(3)
American Century VP Ultra(R)-Class I(3)
American Century VP Vista(SM)-Class I(3)
Dreyfus Technology Growth Portfolio-Initial Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Developing Leaders Portfolio-IS
Dreyfus V.I.F. Growth and Income Portfolio-IS
Dreyfus V.I.F. Money Market Portfolio-IS
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund VA-Initial Series(3)
Oppenheimer Capital Appreciation Fund VA-Initial Series(3)
Oppenheimer Main Street Fund VA-Initial Series(3)
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PBHG Technologies & Communications Portfolio
PIMCO VIT Real Return Portfolio Administrative Class(3)
PIMCO VIT Total Return Portfolio Administrative Class(3)
Scudder VIT EAFE(R) Equity Index Fund(8)
Scudder VIT Small Cap Index(8)
Strong Opportunity Fund II, Inc.-Investor Class
Strong VIF Mid Cap Growth Fund II
The Timothy Plan Conservative Growth Variable Series(9)
The Timothy Plan Small-Cap Variable Series(9)
The Timothy Plan Strategic Growth Variable Series(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.


2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.



3/   From Subaccount inception date (11/30/04) to 12/31/2004.



4/   From Subaccount inception date (8/23/97) to 12/31/2004.



5/   From Subaccount inception date (9/21/99) to 12/31/2004.



6/   From Subaccount inception date (11/30/98) to 12/31/2004.



7/   From Subaccount inception date (10/28/97) to 12/31/2004.



8/   From Subaccount inception date (8/22/97) to 12/31/2004.



9/   From Subaccount inception date (5/01/02) to 12/31/2004.

                                                                          THE COMMODORE SPIRIT(R)
NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                            S.E.C. FILE NO.
(Data reflects deduction of mortality and expense risk charges, but             333-19725
 not contingent deferred sales charges or contract (or certificate)  --------------------------------
 maintenance fees - data is the same for all Standard Contracts).               STANDARD(1)
                                                                                 CONTRACTS
                                                                                               FROM
                                                                                            INCEPTION
ALL PERIODS ENDING 12/31/04                                          1 YEAR     5 YEARS      DATE(2)
------------------------------------------------------------------   ------     -------     ---------
AIM V.I. Capital Development Fund-Series I(3)
AIM V.I. Core Stock Fund-Series I
AIM V.I. Dynamics Fund-Series I(4)
AIM V.I. Financial Services Fund-Series I(5)
AIM V.I. Health Sciences Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I(3)
AIM V.I. Small Company Growth Fund-Series I(4)
AIM V.I. Total Return Fund-Series I(5)
American Century VP Large Company Value-Class I(3)
American Century VP Mid Cap Value-Class I(3)
American Century VP Ultra(R)-Class I(3)
American Century VP Vista(SM)-Class I(3)
Dreyfus Technology Growth Portfolio-Initial Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. Appreciation Portfolio-IS
Dreyfus V.I.F. Developing Leaders Portfolio-IS
Dreyfus V.I.F. Growth and Income Portfolio-IS
Dreyfus V.I.F. Money Market Portfolio-IS
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund VA-Initial Series(3)
Oppenheimer Capital Appreciation Fund VA-Initial Series(3)
Oppenheimer Main Street Fund VA-Initial Series(3)
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(6)
PBHG Select Value Portfolio(7)
PBHG Technology & Communications Portfolio
PIMCO VIT Real Return Portfolio Administrative Class(3)
PIMCO VIT Total Return Portfolio Administrative Class(3)
Scudder VIT EAFE(R) Equity Index Fund(8)
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index(8)
Strong Opportunity Fund II, Inc.-Investor Class
Strong VIF Mid Cap Growth Fund II
The Timothy Plan Conservative Growth Variable Series(9)
The Timothy Plan Small-Cap Variable Series(9)
The Timothy Plan Strategic Growth Variable Series(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

1/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.


2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.



3/   From Subaccount inception date (11/30/04) to 12/31/2004.



4/   From Subaccount inception date (8/23/97) to 12/31/2004.



5/  From Subaccount inception date (9/21/99) to 12/31/2004.



6/  From Subaccount inception date (11/30/98) to 12/31/2004.



7/  From Subaccount inception date (10/28/97) to 12/31/2004.



8/  From Subaccount inception date (8/22/97) to 12/31/2004.



9/  From Subaccount inception date (5/01/02) to 12/31/2004.

                                                                        THE COMMODORE ADVANTAGE(R)
NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                             S.E.C. FILE NO.
(Data reflects deduction of mortality and expense risk charges, but             333-51971
not contingent deferred sales charges or contract (or  certificate)  --------------------------------
maintenance fees - data is the same for all Standard Contracts).                STANDARD(1)
                                                                                CONTRACTS
                                                                     --------------------------------
                                                                                              FROM
                                                                                            INCEPTION
ALL PERIODS ENDING 12/31/04                                          1 YEAR     5 YEARS      DATE(2)
-----------------------------------------------------------------    ------     -------     ---------
AIM V.I. Capital Development Fund-Series I(3)
AIM V.I. Core Stock Fund-Series I
AIM V.I. Dynamics Fund-Series I(4)
AIM V.I. Financial Services Fund-Series I(5)
AIM V.I. Health Sciences Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I(3)
AIM V.I. Small Company Growth Fund-Series I(4)
AIM V.I. Total Return Fund-Series I(5)
American Century VP Large Company Value-Class I(3)
American Century VP Mid Cap Value-Class I(3)
American Century VP Ultra(R)-Class I(3)
American Century VP Vistra(SM)-Class I(3)
Dreyfus Technology Growth Portfolio-Initial Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. - Appreciation Portfolio-IS
Dreyfus V.I.F. - Developing Leaders Portfolio-IS
Dreyfus V.I.F. - Growth and Income Portfolio-IS
Dreyfus V.I.F. - Money Market Portfolio-IS
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund VA-Initial Series(3)
Oppenheimer Capital Appreciation Fund VA-Initial Series(3)
Oppenheimer Main Street Fund VA-Initial Series(3)
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(6)
PBHG Select Value Portfolio(7)
PBHG Technology & Communications Portfolio
PIMCO VIT Real Return Portfolio Administrative Class(3)
PIMCO Total Return Portfolio Administrative Class(3)
Scudder VIT EAFE(R) Equity Index Fund(8)
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index(8)
Strong Opportunity Fund II, Inc.-Investor Class
Strong VIF Mid Cap Growth Fund II
The Timothy Plan Conservative Growth Variable Series(9)
The Timothy Plan Small-Cap Variable Series(9)
The Timothy Plan Strategic Growth Variable Series(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

1/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.



2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.



3/   From Subaccount inception date (11/30/04) to 12/31/2004.



4/   From Subaccount inception date (8/23/97) to 12/31/2004.



5/   From Subaccount inception date (9/21/99) to 12/31/2004.



6    From Subaccount inception date (11/30/98) to 12/31/2004.



7/   From Subaccount inception date (10/28/97) to 12/31/2004.



8/   From Subaccount inception date (8/22/97) to 12/31/2004.



9/   From Subaccount inception date (5/01/02) to 12/31/2004.

                                                                       THE COMMODORE INDEPENDENCE(R)
NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                            S.E.C. FILE NO.
(Data reflects deduction of mortality and expense risk charges, but             333-51971
not contingent deferred sales charges or contract (or certificate)   --------------------------------
maintenance fees - data is the same for all Standard Contracts).                STANDARD(1)
                                                                                CONTRACTS
                                                                     --------------------------------
                                                                                              FROM
                                                                                            INCEPTION
ALL PERIODS ENDING 12/31/04                                          1 YEAR     5 YEARS      DATE(2)
-------------------------------------------------------------------  ------     -------     ---------
AIM V.I. Capital Development Fund-Series I(3)
AIM V.I. Core Stock Fund-Series I
AIM V.I. Dynamics Fund-Series I(4)
AIM V.I. Financial Services Fund-Series(5)
AIM V.I. Health Sciences Fund-Series I
AIM V.I. High Yield Fund-Series I
AIM V.I. Small Cap Equity Fund-Series I(3)
AIM V.I. Small Company Growth Fund-Series I(4)
AIM V.I. Total Return Fund-Series(5)
American Century VP Large Company Value-Class I(3)
American Century VP Mid Cap Value-Class I(3)
American Century VP Ultra(R)-Class I(3)
American Century VP Vistra(SM)-Class I(3)
Dreyfus Technology Growth Portfolio-Initial Shares(3)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-IS
Dreyfus V.I.F. - Appreciation Portfolio-IS
Dreyfus V.I.F. - Developing Leaders Portfolio-IS
Dreyfus V.I.F. - Growth and Income Portfolio-IS
Dreyfus V.I.F. - Money Market Portfolio-IS
Janus Aspen Series Balanced Portfolio-Institutional Shares
Janus Aspen Series Forty Portfolio-Institutional Shares
Janus Aspen Series International Growth Portfolio-Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Oppenheimer Balanced Fund VA-Initial Series(3)
Oppenheimer Capital Appreciation Fund VA-Initial Series(3)
Oppenheimer Main Street Fund VA-Initial Series(3)
PBHG Growth II Portfolio
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio(6)
PBHG Select Value Portfolio(7)
PBHG Technology & Communications Portfolio
PIMCO VIT Real Return Portfolio Administrative Class(3)
PIMCO Total Return Portfolio Administrative Class(3)
Scudder VIT Equity 500 Index Fund
Scudder VIT EAFE(R) Equity Index Fund(8)
Scudder VIT Small Cap Index(8)
Strong Opportunity Fund II, Inc.-Investor Class
Strong VIF Mid Cap Growth Fund II
The Timothy Plan Conservative Growth Variable Series(9)
The Timothy Plan Small-Cap Variable Series(9)
The Timothy Plan Strategic Growth Variable Series(9)
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

1/   Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/   From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.


3/   From Subaccount inception date (11/30/04) to 12/31/2004.



4    From Subaccount inception date (8/23/97) to 12/31/2004.



5/   From Subaccount inception date (9/21/99) to 12/31/2004.



6/   From Subaccount inception date (11/30/98) to 12/31/2004.



7/   From Subaccount inception date (10/28/97) to 12/31/2004.



8/   From Subaccount inception date (8/22/97) to 12/31/2004.



9/   From Subaccount inception date (5/01/02) to 12/31/2004.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.


Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or GAA.


The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

      The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

      The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer) = UNIT1 - BU1 (trans)

      The number of Benefit Units transferred to the new Subaccount is BU2 (trans). BU2 (trans) = BU1 (trans) * BUV1/BUV2.

      The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer) = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) To reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS


The audited financial statements of the Separate Account at, and for the years ended, December 31, 2004 and 2003 and the Company's audited financial statements for the years ended December 31, 2004 and 2003 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B



                              FINANCIAL STATEMENTS



                                DECEMBER 31, 2004


                                  [TO BE ADDED]

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2004 AND 2003

                                  [TO BE ADDED]

PART C
OTHER INFORMATION - 333-51971

ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      All required financial Statements are included in Parts A or B of this Registration Statement.

(b)   Exhibits

      (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizinG establishment of Annuity Investors(R) Variable Account B. (1/)

      (2)   Not Applicable.

      (3)   (a)   Distribution Agreement between Annuity Investors Life
                  Insurance Company(R) and AAG Securities, Inc. (n/k/a Great
                  American Advisors(R), Inc.). (2/)

                  (i) Amended Schedule 1 to Distribution Agreement. (3/)

      (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company(R), Great American Advisors(R), Inc. and another Broker-Dealer. (12/)

      (4)   Individual and Group Contract Forms and Endorsements.

            (a) Form of Bonus Group Flexible Premium Deferred Annuity Contract. (3/)

            (b) Form of Certificate of Participation under Bonus Group Contract. (3/)

            (c) Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract. (3/)

            (d) Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract. (3/)

            (e)   Form of Loan Endorsement to Individual Contract. (2/)

            (f) Form of Texas Optional Retirement Program Endorsement to Individual Contract. (2/)

            (g)   Form of Long-Term Care Waiver Rider to Individual Contract.
                  (2/)

            (h)   Form of Loan Endorsement to Group Contract. (2/)

            (i) Form of Loan Endorsement to Certificate of Participation under a Group Contract. (2/)

            (j)   Form of Deferred Compensation Endorsement to Group Contract.
                  (2/)

            (k) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract. (4/)

            (l) Form of Texas Optional Retirement Program Endorsement to Group Contract. (4/)(m) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. (2/)

            (n)   Form of Long-Term Care Waiver Rider to Group Contract. (2/)

            (o) Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract. (2/)

            (p) Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. (3/)

            (q) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. (3/)

            (r) Form of Roth IRA Endorsement to Qualified Individual Contract. (3/)

            (s)   Form of Employer Plan Endorsement to Group Contract. (3/)

            (t) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. (3/)

            (u) Form of Employer Plan Endorsement to Qualified Individual Contract. (3/)

            (v)   Form of Tax Sheltered Annuity Endorsement to Group Contract.
                  (3/)

            (w) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. (3/)

            (x) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. (3/)

            (y) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. (3/)

            (z) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. (3/)

            (aa) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. (3/)

            (bb) Form of Governmental Section 457 Plan Endorsement to Group Contract. (3/)

            (cc) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. (3/)

            (dd) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. (3/)

            (ee)  Form of Successor Owner Endorsement to Group Contract. (5/)

            (ff) Form of Successor Owner Endorsement to Certificate of Participation under a group Contract. (5/)

            (gg) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. (5/)

            (hh) Form of Individual Retirement Annuity Endorsement to Group Contract. (6/)

            (ii) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (6/)

            (jj)  Form of SIMPLE IRA Endorsement to Group Contract. (6/)

            (kk) Form of SIMPLE IRA Endorsement to Certificate of Participation under a Group Contract. (6/)

            (ll)  Form of Roth IRA Endorsement to Group Contract. (6/)

            (mm) Form of Roth IRA Endorsement to Certificate of Participation under a Group Contract. (6/)

            (nn) Form of Unisex Endorsement to Non-Qualified Individual Contract. (6/)

            (oo) Revised Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract. (16/)

            (pp) Revised Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract. (16/)


            (qq) Form of Loan Restriction Endorsement to Individual and Group Contract. (18/)

            (rr) Form of Settlement Options Endorsement to Individual and Group Contract. (19/)


      (5)   (a)   Form of Application for Individual Flexible Premium
                  Deferred Annuity Contract and Certificate of Participation under a Group Contract. (3/)

            (b) Form of Application for Group Flexible Premium Deferred Annuity Contract. (3/)

            (c) Revised Form of Application for Group Flexible Premium deferred Annuity Contract. (4/)

            (d) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 1(3/)

      (6)   (a)   Articles of Incorporation of Annuity Investors Life
                  Insurance Company(R). (1/)

                  (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. (7/)

                  (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. (7/)

            (b) Code of Regulations of Annuity Investors Life Insurance Company(R). 6/

      (7)   Not Applicable.

      (8)   (a)   Participation Agreement between Annuity Investors Life
                  Insurance Company(R) and Dreyfus Variable Investment Fund.
                  (2/)

                  (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

            (b) Participation Agreement between Annuity Investors Life Insurance Company(R) and Dreyfus Stock Index Fund. (2/)

                  (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company(R)and Dreyfus Stock Index Fund. (2/)

            (c) Participation Agreement between Annuity Investors Life Insurance Company(R) and The Dreyfus Socially Responsible Growth Fund, Inc. (2/) (i) Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company(R)and The Dreyfus Socially Responsible Growth Fund, Inc. (2/)

            (d) Participation Agreement between Annuity Investors Life Insurance Company(R)and Janus Aspen Series. (2/)

                  (i) Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company(R) and Janus Aspen Series. (3/)

            (e) Participation Agreement between Annuity Investors Life Insurance Company(R) and Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II) (2/)

            (f) Participation Agreement between Annuity Investors Life Insurance Company(R) and INVESCO Variable Investment Funds, Inc. (2/)

                  (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company(R)and INVESCO Variable Investment Funds, Inc.

                  (ii) Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company(R), INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc.(17/)

                  (iii) Amendment to Amended and Restated Participation
                        Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company(R), INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (17/)

            (g) Participation Agreement between Annuity Investors Life Insurance Company(R) and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). (3/)

                  (i) Amended Schedule B to Participation Agreement between
                        Annuity Investors Life Insurance Company(R)and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) (3/)

            (h) Participation Agreement between Annuity Investors Life Insurance Company(R) and PBHG Insurance Series Fund, Inc. (2/)

                  (i) Amendment to Fund Participation Agreement dated December
                        8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company(R). (17/)

            (i) Service Agreement between Annuity Investors Life Insurance Company(R) and American Annuity Group, Inc.(n/k/a Great American(R) Financial Resources, Inc.). (2/)

            (j) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors(R), Inc.) and AAG Insurance Agency, Inc. (2/)

            (k) Investment Services Agreement between Annuity Investors Life Insurance Company(R) and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). (2/)

            (l) Service Agreement between Annuity Investors Life Insurance Company(R) and Strong Capital Management, Inc. (2/)

            (m) Service Agreement between Annuity Investors Life Insurance Company(R) and Pilgrim Baxter & Associates, Ltd. (2/)

            (n) Participation Agreement between Annuity Investors Life Insurance Company(R) and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.)

            (o) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company(R). (2/)

            (p) Service Agreement between Annuity Investors Life Insurance Company(R) and Janus Capital Corporation. (2/)

            (q) Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company(R). (4/)

            (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company(R). (4/)

            (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company(R). (4/)

            (t) Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company(R). (8/)

            (u) Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company(R). (8/)

            (v) Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company(R). (14/)

            (w) Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company(R). (14/)


            (x) Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company(R), and Great American Advisors(R), Inc. (18/)

            (y) Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company(R), PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. (18/)

            (z) Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company(R) and American Century Investment Services, Inc. (18/)

            (aa) Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company(R). (18/)



      (9)   Opinion (1/) and Consent of Counsel. (20/)

      (10)  Consent of Independent Auditors. (20/)


      (11)  Not Applicable.

      (12)  Not Applicable.


      (13)  Schedule for Computation of Performance Quotations. (20/)


      (14)  Not Applicable.


      (15)  Powers of Attorney. (20/)


1/ Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act No. 33-59861, `40 Act File No. 811-07299 on November 8, 1995

2/ Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act No. 33-59861, `40 Act File No. 811-07299 on December 4, 1995

3/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors(R)Variable Account B SEC File No. 333-19725 on November 17, 1998

4/  Filed with Post-Effective Amendment No. 3 to Form N-4 on April 6, 1998

5/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act No. 33-59861, `40 Act File No. 811-07299 on June 2, 1995

6/ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act No. 33-59861, `40 Act File No. 811-07299 on April 24, 1996

7/ Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 Act No. 33-59861 40 Act File No. 811-07299, on April 29, 1997

8/ Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors(R)Variable Account B SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on February 26, 1999.

9/ Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors(R)Variable Account A, SEC `33 File No. 33-65409 `40 Act File No. 811-07299 on December 23, 1996.

10/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors(R)Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on June 3, 1997.

11/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors(R) Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017, on February 1, 1999.

12/ Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors(R) Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on April 28, 2000.

13/ Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors(R) Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on April 30, 2001.

14/ Incorporated by reference to Post Effective Amendment No. 9, filed on behalf of Annuity Investors(R) Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on April 30, 2002.

15/ Incorporated by reference to Post Effective Amendment No. 12, filed on behalf of Annuity Investors(R) Variable Account B, SEC `33 Act File No. 333-19725, `40 Act File No. 811-08017 on April 30, 2003.

16/ Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors(R) Variable Account B, SEC `33 Act File No. 333-51971, `40 Act File No. 811-08017 on February 27, 2004.

17/ Incorporated by reference to Post Effective Amendment No. 4, filed on behalf of Annuity Investors(R) Variable Account C, SEC `33 Act File No. 333-88300, `40 Act File No. 811-21095 on or about April 29, 2004.


18/ Filed with Post-Effective Amendment No. 5 filed on behalf of Annuity
    Investors(R) Variable Account C, SEC File No. 333-88302 on or about March 1, 2005.

19/ Filed with Post-Effective Amendment No. 9 filed on behalf of Annuity
    Investors(R) Variable Account A, SEC File No. 33-65409 on or about March 1, 2005.

20/ To be filed by amendment.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)


                                PRINCIPAL                         POSITIONS AND OFFICES
      NAME                   BUSINESS ADDRESS                        WITH THE COMPANY
      ----                   ----------------                        ----------------
Charles R. Scheper                (1)                 President, Chief Executive Officer and Director
Stephen Craig Lindner             (1)                 Director
Mark Francis Muething             (1)                 Executive Vice President, Secretary, General
                                                      Counsel and Director
Richard Magoteaux                 (1)                 Treasurer
Christopher P. Miliano            (1)                 Director
Michael J. Prager                 (1)                 Director
Adrienne Kessling                 (1)                 Senior Vice President - Operations
John P. Gruber                    (1)                 Vice President
James L. Henderson                (1)                 Vice President
Gary L. Peters                    (1)                 Vice President - Variable Annuity Sales
John O'Shaughnessy                (1)                 Vice President and Actuary
Richard Sutton                    (1)                 Assistant Vice President and Chief Actuary
Catherine A. Crume                (1)                 Vice President
Dale Herr                         (1)                 Assistant Vice President and Actuary
D. Quentin Reynolds               (1)                 Assistant Vice President
Rebecca J. Schriml                (1)                 Assistant Vice President
Thomas E. Mischell                (1)                 Assistant Treasurer
William C. Ellis                  (1)                 Assistant Treasurer


(1) P.O. Box 5423, Cincinnati, Ohio  45201-5423.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R), is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. (f/k/a American Annuity Group,(SM) Inc.). The Registrant, Annuity Investors(R) Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company(R).

The following chart indicates the persons controlled by or under common control with the Company:

                                                                                               % OF STOCK
                                                               STATE OF          DATE OF        OWNED BY       NATURE OF
               COMPANY                                         DOMICILE       INCORPORATION      PARENT         BUSINESS
               -------                                         --------       -------------      ------        ---------
 American Financial Group, Inc.                              Ohio              07/01/1997                      Diversified
                                                                                                               Financial Holding
                                                                                                               Company
  American Financial Capital Trust I                         Delaware          09/14/1996          100         Statutory Business
                                                                                                               Trust
  American Financial Enterprises, Inc.                       Connecticut       01/01/1871          100 (2)     Closed End
                                                                                                               Investment Company
  American Money Management Corporation                      Ohio              03/01/1973          100         Securities
                                                                                                               Management Company
  American Security Transfer Company Limited Partnership     Ohio              01/01/1991          9334(2)     Limited Partnership
  APU Holding Company                                        Ohio              10/15/2003          100         Holding Company
        American Premier Underwriters, Inc.                  Pennsylvania      04/13/1846          100         Diversified Company
              The  Ann Arbor Railroad Company                Michigan          09/21/1895          99          Inactive
              The  Associates of the Jersey Company          New Jersey        11/10/1804          100         Inactive
              Cal Coal, Inc.                                 Illinois          05/30/1979          100         Inactive
              Delbay Corporation                             Delaware          12/27/1962          100         Inactive
              Great Southwest Corporation                    Delaware          10/25/1978          100         Real Estate Developer
                    World Houston, Inc.                      Delaware          05/30/1974          100         Real Estate Developer
              The  Indianapolis Union Railway Company        Indiana           11/19/1872          100         Inactive
              Lehigh Valley Railroad Company                 Pennsylvania      04/21/1846          100         Inactive
              Magnolia Alabama Holdings, Inc.                Delaware          05/18/2004          100         Holding Company
                    Magnolia Alabama Holdings LLC            Alabama           05/24/2004          100         Real Estate
              The  Owasco River Railway, Inc.                New York          06/02/1881          100         Inactive
              PCC Real Estate, Inc.                          New York          12/15/1986          100         Holding Company
                    PCC Chicago Realty Corp                  New York          12/23/1986          100         Real Estate Developer
                    PCC Gun Hill Realty Corp                 New York          12/18/1985          100         Real Estate Developer
                    PCC Michigan Realty, Inc.                Michigan          11/09/1987          100         Real Estate Developer
                    PCC Scarsdale Realty Corp                New York          06/01/1986          100         Real Estate Developer
                          Scarsdale Depot Associates, LP     Delaware          05/05/1989          80          Real Estate Developer
              PCC Technical Industries, Inc.                 California        03/07/1955          100         Holding Company
                    ESC, Inc.                                California        11/02/1962          100         Inactive
                    Marathon Manufacturing Companies, Inc.   Delaware          11/18/1983          100         Holding Company
                          Marathon Manufacturing Company     Delaware          12/07/1979          100         Inactive
                    PCC Maryland Realty Corp                 Maryland          08/18/1993          100         Real Estate Holding
                                                                                                               Company
                    Penn Camarillo Realty Corp               California        11/24/1992          100         Real Estate Holding
                                                                                                               Company
              Penn Central Energy Management Company         Delaware          05/11/1987          100         Inactive
              Penn Towers, Inc.                              Pennsylvania      08/01/1958          100         Inactive
              Pennsylvania-Reading Seashore Lines            New Jersey        06/14/1901          6667        Inactive
              Pittsburgh and Cross Creek Railroad Company    Pennsylvania      08/14/1970          83          Inactive
              Terminal Realty Penn Co                        District of       09/23/1968          100         Inactive
              United Railroad Corp                           Columbia          11/25/1981          100         Inactive
                    Detroit Manufacturers Railroad Company   Delaware          01/30/1902          82          Inactive
              Waynesburg Southern Railroad Company           Michigan          09/01/1966          100         Inactive
                                                             Pennsylvania

                                                                                              % OF STOCK
                                                              STATE OF           DATE OF        OWNED BY     NATURE OF
               COMPANY                                        DOMICILE        INCORPORATION      PARENT       BUSINESS
               -------                                        --------         -------------     ------      ---------
        GAI (Bermuda) Ltd                                    Bermuda           04/06/1998          100     Holding Company
              GAI Insurance Company, Ltd                     Bermuda           09/18/1989          100     Reinsurance
        Hangar Acquisition Corp                              Ohio              10/06/1995          100     Aircraft Investment
        The  New York and Harlem Railroad Company            New York          04/25/1831          97      Inactive
        PLLS, Ltd                                            Washington        05/14/1990          100     Insurance Agency
        Premier Lease & Loan Services Insurance Agency, Inc. Washington        12/27/1983          100     Insurance Agency
              Premier Lease & Loan Insurance Services BV     The Netherlands   08/24/1999          100     Insurance Agency
        Premier Lease & Loan Services of Canada, Inc.        Washington        02/28/1991          100     Insurance Agency
        Republic Indemnity Company of America                California        12/05/1972          100     Workers' Compensation
                                                                                                           Insurance
              Republic Indemnity Company of California       California        10/13/1982          100     Workers' Compensation
                                                                                                           Insurance
              Republic Indemnity Medical Management, Inc.    California        03/25/1996          100     Inactive
        Risico Management Corporation                        Delaware          01/10/1989          100     Risk Management
  Dixie Terminal Corporation                                 Ohio              04/23/1970          100     Real Estate Holding
                                                                                                           Company
  Fairmont Holdings, Inc.                                    Ohio              12/15/1983          100     Holding Company
  Flextech Holding Co, Inc.                                  Ohio              08/31/2000          100     Packing Manufacturer
  FWC Corporation                                            Ohio              03/16/1983          100     Financial Services
                                                                                                           Company
  Great American Holding, Inc.                               Ohio              07/25/2002          100     Holding Company
        American Empire Surplus Lines Insurance Company      Delaware          07/15/1977          100     Excess and Surplus
                                                                                                           Lines Insurance
              American Empire Insurance Company              Ohio              11/26/1979          100     Property/Casualty
                                                                                                           Insurance
                    American Empire Underwriters, Inc.       Texas             05/19/1976          100     Insurance Agency
        Great American International Insurance Limited       Ireland           01/05/2004          100     Insurance Company
        Mid-Continent Casualty Company                       Oklahoma          02/26/1947          100     Property/Casualty
                                                                                                           Insurance
              Mid-Continent Insurance Company                Oklahoma          08/13/1992          100     Property/Casualty
                                                                                                           Insurance
              Oklahoma Surety Company                        Oklahoma          08/05/1968          100     Special Coverage
                                                                                                           Insurance Company
  Great American Insurance Company                           Ohio              03/07/1872          100     Property/Casualty
                                                                                                           Insurance
        AFC Coal Properties, Inc.                            Ohio              12/18/1996          100     Coal Mining Company
        American Signature Underwriters, Inc.                Ohio              04/08/1996          100     Insurance Agency
        American Special Risk, Inc.                          Illinois          12/29/1981          100     Insurance Broker/
                                                                                                           Managing General
                                                                                                           Agency
        Aviation Specialty Managers, Inc.                    Texas             09/07/1965          100     Managing General
                                                                                                           Agency
        Brothers Property Corporation                        Ohio              09/08/1987          80      Real Estate Manager
              Brothers Pennsylvanian Corporation             Pennsylvania      12/23/1994          100     Real Estate Manager
              Brothers Port Richey Corporation               Florida           12/06/1993          100     Real Estate Manager
              Brothers Property Management Corporation       Ohio              09/25/1987          100     Real Estate Management
              Brothers Railyard Corporation                  Texas             12/14/1993          100     Real Estate Manager
        Crop Managers Insurance Agency, Inc.                 Kansas            08/09/1989          100     Insurance Agency
        Dempsey & Siders Agency, Inc.                        Ohio              05/09/1956          100     Insurance Agency
        El Aguila, Compania de Seguros, SA de CV             Mexico            11/24/1994          100     Property/Casualty
                                                                                                           Insurance
              Financiadora de Primas Condor, SA de CV        Mexico            03/16/1998          99      Premium Finance

                                                                                         % OF STOCK
                                                        STATE OF          DATE OF          OWNED BY      NATURE OF
       COMPANY                                          DOMICILE        INCORPORATION       PARENT        BUSINESS
       -------                                          --------        -------------       ------       ---------
FCIA Management Company, Inc.                           New York          09/17/1991          100     Servicing Agent
GAI Warranty Company                                    Ohio              01/25/2001          100     Service Warranty Provider
      GAI Warranty Company of Florida                   Florida           03/23/2001          100     Service Warranty Provider
GAI Warranty Company of Canada Inc.                     Ontario           04/17/2002          100     Service Contract Provider
The  Gains Group, Inc.                                  (Toronto, CN)     01/26/1982          100     Marketing of Advertising
Global Premier Finance Company                          Ohio              08/25/1998          100     Premium Finance
Great American Agency of Texas, Inc.                    Ohio              01/25/1994          100     Managing General Agency
Great American Alliance Insurance Company               Texas             09/11/1945          100     Property/Casualty Insurance
Great American Assurance Company                        Ohio              03/23/1905          100     Property/Casualty Insurance
Great American Claims Services, Inc.                    Ohio              06/10/1986          100     Management Holding Company
Great American Contemporary Insurance Company           Delaware          04/16/1996          100     Property/Casualty Insurance
Great  American Custom  Insurance  Services             Ohio              07/08/1992          100     Underwriting Office
  Illinois, Inc.                                        Illinois          07/27/1983          100     Holding Company for E&S
Great American Custom Insurance Services, Inc.          Ohio              02/13/1990          100     Agency/
      Eden Park Insurance Brokers, Inc.                 California                                    Brokerage
                                                                                                      Wholesale Agency/Brokerage for
      Great   American   Custom   Insurance                               05/18/1992          100     E&S Lines
        Services California, Inc.                       California
      Great American Custom Insurance Services                            04/11/1994          100     Insurance Services
           Massachusetts, Inc.                          Massachusetts
                                                                          07/22/1988          100     Excess and Surplus Lines
      Great American Custom Solutions, Inc.             California        07/09/1992          100     Broker
      Professional Risk Brokers of Connecticut, Inc.    Connecticut                                   Insurance Agency
                                                                          12/17/1986          100     Wholesale Agency/Brokerage for
      Professional Risk Brokers of Ohio, Inc.           Ohio              03/01/1990          100     E&S Lines
      Professional Risk Brokers, Inc.                   Illinois                                      Insurance Agency
                                                                          02/28/1979          100     Wholesale Agency/Brokerage for
Great American E & S Insurance Company                  Delaware                                      E&S Lines
                                                                          01/12/1982          100     Excess and Surplus Lines
Great American Fidelity Insurance Company               Delaware                                      Insurance
                                                                          11/23/1992          8188(2) Excess and Surplus Lines
Great American Financial Resources, Inc.                Delaware          09/11/1996          100     Insurance
      AAG Holding Company, Inc.                         Ohio              09/13/1996          100     Insurance Holding Company
          American Annuity Group Capital Trust I        Delaware          03/04/1997          100     Holding Company
          American Annuity Group Capital Trust II       Delaware          05/14/1997          100     Financing Entity
          American Annuity Group Capital Trust III      Delaware          04/21/2003          100     Financing Entity
          Great American Financial Statutory Trust IV   Connecticut       12/15/1959          100     Financing Entity
                                                        Ohio                                          Financing Entity
          Great American Life Insurance Company                           05/12/1978          100     Life Insurance Company
                American  Retirement  Life Insurance    Ohio
                 Company                                                  11/13/1981          100     Life Insurance Company
                Annuity   Investors  Life  Insurance    Ohio              06/11/2004          99
                 Company                                Florida           04/26/2002          100(2)  Life Insurance Company
                Brothers Management, LLC                South Carolina    11/02/1993          100     Restaurants & Ships Store
                Charleston Harbor Marina, Inc.          Massachusetts     03/29/1954          100     Marina Facility
                CHATBAR, Inc.                           Massachusetts     09/10/1985          100     Hotel Operator
                Chatham Enterprises, Inc.               Michigan                                      Real Estate Holding Company
                Consolidated Financial Corporation                                                    Retirement & Financial
                                                                                                      Planning Company

                                                                                      % OF STOCK
                                                          STATE OF         DATE OF     OWNED BY      NATURE OF
                       COMPANY                            DOMICILE      INCORPORATION   PARENT        BUSINESS
                       -------                            --------      -------------   ------       ---------
                  Driskill Holdings, Inc.                  Texas          06/07/1995  beneficial Real Estate Manager
                                                                                       interest
                  GALIC Brothers, Inc.                     Ohio           11/12/1993    80       Real Estate Management
                  Great American Life Assurance Company    Ohio           08/10/1967    100      Life Insurance Company
                  Great American Life Insurance Company
                   of New York                             New York       12/31/1963    100      Life Insurance Company
                  Loyal American Life Insurance Company    Ohio           05/18/1955    100      Life Insurance Company
                        ADL Financial Services, Inc.       North          09/10/1970    100      Inactive
                                                           Carolina
                        Purity Financial Corporation       Florida        12/12/1991    100      Credit Union Marketing
                  Manhattan National Life Insurance
                   Company                                 Illinois       12/20/1956    100      Life Insurance Company
                  Skipjack Marina Corp                     Maryland       06/24/1999    100      Marina Operator
                  United Teacher Associates, Ltd           Texas          12/17/1998    100 (2)  Holding Company - Limited
                                                                                                 Partnership
                        United Teacher Associates
                         Insurance Company                 Texas          12/15/1958    100      Life Insurance Company
                             United Agency Brokerage GP
                              Inc.                         Texas          05/19/2003    100      Intermediate Holding Company
                                   United Agency
                                    Brokerage, LP          Texas          05/19/2003    100      Insurance Agency
      AAG Insurance Agency of Alabama                      Alabama        09/22/1995    100      Insurance Agency
      AAG Insurance Agency of Texas, Inc.                  Texas          06/02/1995    100      Insurance Agency
      AAG Insurance Agency, Inc.                           Kentucky       12/06/1994    100      Insurance Agency
            AAG Insurance Agency of Massachusetts, Inc.    Massachusetts  05/25/1995    100      Insurance Agency
      American DataSolutions International, Inc.           Ohio           08/24/2001    100      Data Processing and Holding Company
            American Data Source India Private Limited     India          09/03/1997    99       Software Development
      GALIC Disbursing Company                             Ohio           05/31/1994    100      Payroll Servicer
      Great American Advisors, Inc.                        Ohio           12/10/1993    100      Broker-Dealer
      Great American Life Assurance Company of Puerto
       Rico                                                Puerto Rico    07/01/1964    99       Insurance Company
      Keyes-Graham Insurance Agency, Inc.                  Massachusetts  08/07/1981    100      Insurance Agency
      Lifestyle Financial Investments, Inc.                Ohio           12/29/1993    100      Marketing Services
            Lifestyle Financial Investments Agency of
             Ohio, Inc.                                    Ohio           03/07/1994  beneficial Insurance Agency
                                                                                       interest
      Money-Plan International, Inc.                       Florida        12/31/1979    100      Insurance Agency
      SPELCO (UK) Ltd                                      United Kingdom               99       Inactive
      SWTC Hong Kong Ltd                                   Hong Kong                    100      Inactive
      SWTC, Inc.                                           Delaware                     100      Inactive
Great American Insurance Agency, Inc.                      Ohio           04/20/1999    100      Insurance Agency
Great American Insurance Company of New York               New York       08/22/1947    100      Property/Casualty Insurance
Great American Lloyd's Insurance Company                   Texas          10/09/1979  beneficial Lloyd's Plan Insurer
                                                                                       interest
Great American Lloyd's, Inc.                               Texas          08/02/1983    100      Corporate Attorney-in-Fact
Great American Management Services, Inc.                   Ohio           12/05/1974    100      Data Processing and Equipment
                                                                                                 Leasing
Great American Protection Insurance Company                Ohio           01/08/1990    100      Surplus Lines Insurance
Great American Re Inc.                                     Delaware       05/14/1971    100      Reinsurance Intermediary
Great American Security Insurance Company                  Ohio           07/01/1987    100      Property/Casualty Insurance
Great American Spirit Insurance Company                    Ohio           04/05/1988    100      Property/Casualty Insurance

                                                                                        % OF STOCK
                                                          STATE OF           DATE OF     OWNED BY      NATURE OF
                       COMPANY                            DOMICILE        INCORPORATION   PARENT        BUSINESS
                       -------                            --------        -------------   ------       ---------
      Grizzly Golf Center, Inc.                            Ohio           11/08/1993       100     Golf Course Management
      Key Largo Group, Inc.                                Florida        02/25/1969       100     Land Developer
      National Interstate Corporation                      Ohio           01/26/1989       58      Holding Company
            American Highways Insurance Agency (OH)        Ohio           06/29/1999       100     Insurance Agency
            Explorer RV Insurance Agency, Inc.             Ohio           07/17/1997       100     Insurance Agency
            Hudson Indemnity, Ltd                          Cayman Islands 06/12/1996       100     Property/Casualty Insurance
            Hudson Management Group, Ltd                   Virgin Islands 07/29/2004       100     Insurance Administrative Services
            National Interstate Capital Trust I            Delaware       05/22/2003       100     Financing Entity
            National Interstate Insurance Agency, Inc.     Ohio           02/13/1989       100     Insurance Agency
                  Commercial For Hire Transportation
                   Purchasing Group                        South Carolina 01/23/2004    beneficial Purchasing Group
                                                                                         interest
            National Interstate Insurance Company          Ohio           02/10/1989       100     Property/Casualty Insurance
                  National Interstate Insurance Company of
                   Hawaii, Inc.                            Hawaii         09/20/1999       100     Property/Casualty Insurance
            Safety, Claims & Litigation Services, Inc.     Pennsylvania   06/23/1995       100     Claims Third Party Administrator
      Penn Central UK Limited                              United Kingdom 10/28/1992       100     Insurance Holding Company
            Insurance (GB) Limited                         United Kingdom 05/13/1992       100     Property/Casualty Insurance
                                                           Ontario
      PLLS Canada Insurance Brokers Inc.                   (Toronto, CN)  06/13/2001       49      Insurance Agency
      Premier Dealer Services, Inc.                        Illinois       06/24/1998       100     Third Party Administrator
      Worldwide Casualty Insurance Company                 Ohio           02/17/1981       100     Property/Casualty Insurance
One East Fourth, Inc.                                      Ohio           02/03/1964       100     Real Estate Holding Company
Pioneer Carpet Mills, Inc.                                 Ohio           04/29/1976       100     Inactive
Superior NWVN of Ohio, Inc.                                Ohio           05/05/2000       100     Holding Company
TEJ Holdings, Inc.                                         Ohio           12/04/1984       100     Real Estate Holding Company
Three East Fourth, Inc.                                    Ohio           08/10/1966       100     Real Estate Holding Company

(2) Total percentage owned by parent shown and by other affiliated company(s)

ITEM 27.  NUMBER OF CERTIFICATE OWNERS

As of March 31, 2005, there were __________ Individual Contract Owners, of which ___________ were qualified and ______ were non-qualified. As of March 31, 2005 there were _________ Participants (Certificate Owners) in ________ group Contracts.

ITEM 28. INDEMNIFICATION

      (a) The Code of Regulations of Annuity Investors Life Insurance Company(R) provides in Article V as follows:

            The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

            Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (b) The directors and officers of Annuity Investors Life Insurance Company(R)are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2005. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

      Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account B.

      (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors(R) Variable Account A, Annuity Investors(R) Variable Account B, and Annuity Investors(R) Variable Account C.

      (b)   Directors and Officers of Great American Advisors(R), Inc.


NAME AND PRINCIPAL                          POSITION WITH
BUSINESS ADDRESS                   GREAT AMERICAN ADVISORS(R), INC.
----------------                   --------------------------------
James Lee Henderson (1)            President and Director
James T. McVey (1)                 Chief Operating Officer, Senior Vice President and Director
Mark Francis Muething (1)          Vice President, Secretary and Director
Peter J. Nerone  (1)               Vice President
Thomas E. Mischell (1)             Assistant Treasurer
Paul Ohlin (1)                     Treasurer
Shawn Mihal(1)                     Chief Compliance Officer


(1)   525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.

      (c) Required commission information is included in Part B of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

      Not Applicable.

ITEM 32. UNDERTAKINGS

      (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

      (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

CinLibrary/1371725.4 (Part C - Advantage)

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 28th of February, 2005.


                     ANNUITY INVESTORS(R)VARIABLE ACCOUNT B
                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ---------------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                   Annuity Investors Life Insurance Company(R)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

                                   (Depositor)

                          By:  /s/ Charles R. Scheper
                               ---------------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Charles R. Scheper       President, Chief Executive     February 28, 2005
-------------------------    Officer and Director
Charles R. Scheper*

/s/ Richard L. Magoteaux     Treasurer                      February 28, 2005
-------------------------
Richard L. Magoteaux*

/s/ Stephen Craig Lindner    Director                       February 28, 2005
-------------------------
Stephen Craig Lindner*

/s/ Christopher Miliano      Director                       February 28, 2005
-------------------------
Christopher Miliano*

/s/ Mark Francis Muething    Director                       February 28, 2005
-------------------------
Mark Francis Muething*

/s/ Michael J. Prager        Director                       February 28, 2005
-------------------------
Michael J. Prager*

/s/ John P. Gruber                                          February 28, 2005
-------------------------
* John P. Gruber as Attorney-in-Fact.